UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2026

Date of reporting period: July 31, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Developing World Income Fund

Class A: AGUAX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

United States
6.8
Kenya
4.6
Zambia
4.3
Angola
4.0
Nigeria
4.0
Argentina
3.7
Ghana
3.6
Egypt
3.6
Uzbekistan
3.5
Uganda
3.3
0%
1%
2%
3%
4%
5%
6%
7%

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Foreign Sovereign Obligations
77.3
Banks
8.4
Diversified Financial Services
5.3
Investment Companies
4.2
Oil & Gas
1.3
Multi-National
0.8
Telecommunications
0.8
Holding Companies - Diversified
0.6
Engineering & Construction
0.5
Insurance
0.4
0%
20%
40%
60%
80%

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2025

DWI_A 0725

Class A: AGUAX

American Beacon

Developing World Income Fund

Class C: AGECX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2025

DWI_C 0725

Class C: AGECX

American Beacon

Developing World Income Fund

Investor Class: AGEPX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2025

DWI_Investor 0725

Investor Class: AGEPX

American Beacon

Developing World Income Fund

Class R5: AGEIX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2025

DWI_R5 0725

Class R5: AGEIX

American Beacon

Developing World Income Fund

Class Y: AGEYX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2025

DWI_Y 0725

Class Y: AGEYX

American Beacon

NIS Core Plus Bond Fund

Class A: NISAX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$8,444,739
# of Portfolio Holdings	410
Portfolio Turnover Rate	37%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.9
U.S. Treasury Notes, 4.250%, Due 11/15/2034	3.3
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.7
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.4
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Notes, 4.250%, Due 5/15/2035	1.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.5
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.0
U.S. Treasury Obligations	26.6
Collateralized Mortgage Obligations	12.0
Asset-Backed Obligations	9.9
U.S. Agency Mortgage-Backed Obligations	8.1
Commercial Mortgage-Backed Obligations	6.8
Municipal Obligations	4.5
Foreign Corporate Obligations	3.1

Top Country Exposure - % Investments

United States
96.8
Canada
1.5
Ireland
0.6
United Kingdom
0.5
China
0.2
Australia
0.2
France
0.1
Bermuda
0.1
0%
20%
40%
60%
80%
100%

Value	Value
Bermuda	0.1
France	0.1
Australia	0.2
China	0.2
United Kingdom	0.5
Ireland	0.6
Canada	1.5
United States	96.8

Top Ten Industry Allocations - % Investments

U.S. Treasury Obligations
26.6
Collateralized Mortgage Obligations
12.0
Asset-Backed Obligations
9.9
UMBS Collateral
7.3
Commercial MBS
6.8
Banks
5.0
Diversified Financial Services
4.9
Municipal
4.5
Electric
3.7
Insurance
2.8
0%
5%
10%
15%
20%
25%
30%

Value	Value
Insurance	2.8
Electric	3.7
Municipal	4.5
Diversified Financial Services	4.9
Banks	5.0
Commercial MBS	6.8
UMBS Collateral	7.3
Asset-Backed Obligations	9.9
Collateralized Mortgage Obligations	12.0
U.S. Treasury Obligations	26.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2025

NIS_A 0725

Class A: NISAX

American Beacon

NIS Core Plus Bond Fund

Class C: NISCX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$8,444,739
# of Portfolio Holdings	410
Portfolio Turnover Rate	37%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.9
U.S. Treasury Notes, 4.250%, Due 11/15/2034	3.3
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.7
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.4
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Notes, 4.250%, Due 5/15/2035	1.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.5
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.0
U.S. Treasury Obligations	26.6
Collateralized Mortgage Obligations	12.0
Asset-Backed Obligations	9.9
U.S. Agency Mortgage-Backed Obligations	8.1
Commercial Mortgage-Backed Obligations	6.8
Municipal Obligations	4.5
Foreign Corporate Obligations	3.1

Top Country Exposure - % Investments

Value	Value
Bermuda	0.1
France	0.1
Australia	0.2
China	0.2
United Kingdom	0.5
Ireland	0.6
Canada	1.5
United States	96.8

Top Ten Industry Allocations - % Investments

Value	Value
Insurance	2.8
Electric	3.7
Municipal	4.5
Diversified Financial Services	4.9
Banks	5.0
Commercial MBS	6.8
UMBS Collateral	7.3
Asset-Backed Obligations	9.9
Collateralized Mortgage Obligations	12.0
U.S. Treasury Obligations	26.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2025

NIS_C 0725

Class C: NISCX

American Beacon

NIS Core Plus Bond Fund

Class R6: NISRX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$8,444,739
# of Portfolio Holdings	410
Portfolio Turnover Rate	37%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.9
U.S. Treasury Notes, 4.250%, Due 11/15/2034	3.3
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.7
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.4
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Notes, 4.250%, Due 5/15/2035	1.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.5
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.0
U.S. Treasury Obligations	26.6
Collateralized Mortgage Obligations	12.0
Asset-Backed Obligations	9.9
U.S. Agency Mortgage-Backed Obligations	8.1
Commercial Mortgage-Backed Obligations	6.8
Municipal Obligations	4.5
Foreign Corporate Obligations	3.1

Top Country Exposure - % Investments

Value	Value
Bermuda	0.1
France	0.1
Australia	0.2
China	0.2
United Kingdom	0.5
Ireland	0.6
Canada	1.5
United States	96.8

Top Ten Industry Allocations - % Investments

Value	Value
Insurance	2.8
Electric	3.7
Municipal	4.5
Diversified Financial Services	4.9
Banks	5.0
Commercial MBS	6.8
UMBS Collateral	7.3
Asset-Backed Obligations	9.9
Collateralized Mortgage Obligations	12.0
U.S. Treasury Obligations	26.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2025

NIS_R6 0725

Class R6: NISRX

American Beacon

NIS Core Plus Bond Fund

Class Y: NISYX

Semi-Annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$8,444,739
# of Portfolio Holdings	410
Portfolio Turnover Rate	37%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.9
U.S. Treasury Notes, 4.250%, Due 11/15/2034	3.3
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.7
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.4
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Notes, 4.250%, Due 5/15/2035	1.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.5
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.0
U.S. Treasury Obligations	26.6
Collateralized Mortgage Obligations	12.0
Asset-Backed Obligations	9.9
U.S. Agency Mortgage-Backed Obligations	8.1
Commercial Mortgage-Backed Obligations	6.8
Municipal Obligations	4.5
Foreign Corporate Obligations	3.1

Top Country Exposure - % Investments

Value	Value
Bermuda	0.1
France	0.1
Australia	0.2
China	0.2
United Kingdom	0.5
Ireland	0.6
Canada	1.5
United States	96.8

Top Ten Industry Allocations - % Investments

Value	Value
Insurance	2.8
Electric	3.7
Municipal	4.5
Diversified Financial Services	4.9
Banks	5.0
Commercial MBS	6.8
UMBS Collateral	7.3
Asset-Backed Obligations	9.9
Collateralized Mortgage Obligations	12.0
U.S. Treasury Obligations	26.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2025

NIS_Y 0725

Class Y: NISYX

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: January 31, 2026

Date of reporting period: July 31, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

# Semi-Annual Financial Statements

**July 31, 2025**

Developing World Income Fund
NIS Core Plus Bond Fund

DWI_NIS 0725

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	July 31, 2025

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

Angola - 3.85%

Foreign Corporate Obligations - 0.09%
Azule Energy Finance PLC, 8.125%, Due 1/23/2030A		$830,000	$836,166

Foreign Sovereign Obligations - 3.76%
Angola Government International Bonds,
8.250%, Due 5/9/2028B		5,432,000	5,260,153
8.000%, Due 11/26/2029A		6,463,000	6,024,517
8.750%, Due 4/14/2032B		2,500,000	2,271,279
8.750%, Due 4/14/2032A		3,475,000	3,157,078
9.375%, Due 5/8/2048B		13,450,000	10,891,826
9.125%, Due 11/26/2049B		8,608,000	6,805,647
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		985,714	929,104

Total Foreign Sovereign Obligations			35,339,604

Total Angola (Cost $36,476,659)			36,175,770

Argentina - 3.58%

Foreign Sovereign Obligations - 3.58%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		14,914,233	12,110,357
0.750%, Due 7/9/2030C		550,160	425,488
4.125%, Due 7/9/2035C		20,762,784	13,703,438
Argentina Treasury Bonds BONTE, 29.500%, Due 5/30/2030	ARS	7,180,000,000	5,483,861
Bono Del Tesoro Nacional Capitalizable en Pesos, 2.050%, Due 1/15/2027		2,480,000,000	1,922,175

Total Foreign Sovereign Obligations			33,645,319

Total Argentina (Cost $32,153,771)			33,645,319

Armenia - 0.82%

Foreign Sovereign Obligations - 0.82%
Republic of Armenia Treasury Bonds,
7.000%, Due 4/29/2026	AMD	385,000,000	992,970
9.000%, Due 4/29/2026		325,000,000	849,985
9.250%, Due 4/29/2028		2,240,000,000	5,822,470

Total Foreign Sovereign Obligations			7,665,425

Total Armenia (Cost $7,379,683)			7,665,425

Azerbaijan - 0.29% (Cost $2,918,129)

Credit-Linked Notes - 0.29%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028A	AZN	5,000,000	2,763,037

Barbados - 0.39% (Cost $3,705,352)

Foreign Sovereign Obligations - 0.39%
Barbados Government International Bonds, 8.000%, Due 6/26/2035A		$3,704,000	3,693,370

Benin - 1.25%

Foreign Sovereign Obligations - 1.25%
Benin Government International Bonds,
7.960%, Due 2/13/2038B		2,925,000	2,832,469
8.375%, Due 1/23/2041A		2,480,000	2,444,989
8.375%, Due 1/23/2041B		4,158,000	4,099,300
6.875%, Due 1/19/2052A	EUR	2,408,000	2,347,720

Total Foreign Sovereign Obligations			11,724,478

Total Benin (Cost $11,789,433)			11,724,478

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

Cameroon - 1.21% (Cost $11,341,956)

Foreign Sovereign Obligations - 1.21%
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031B		$12,168,000	$11,413,963

Canada - 0.32% (Cost $3,013,125)

Foreign Corporate Obligations - 0.32%
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028A		3,063,000	3,049,615

Congo - 0.23% (Cost $2,166,667)

Credit-Linked Notes - 0.23%
Democratic Republic of Congo (Issuer Tugela BV), 11.216%, Due 12/14/2027, (6 mo. USD Term SOFR + 7.000%)A D		2,166,667	2,165,560

Dominican Republic - 2.50%

Foreign Sovereign Obligations - 2.50%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025B	DOP	105,000,000	1,717,860
Dominican Republic International Bonds,
12.000%, Due 8/8/2025B		182,500,000	2,997,807
9.750%, Due 6/5/2026B		8,850,000	145,053
8.000%, Due 2/12/2027B		220,000,000	3,444,163
12.750%, Due 9/23/2029A		249,000,000	4,468,711
13.625%, Due 2/3/2033A		54,750,000	1,069,876
11.250%, Due 9/15/2035A		172,000,000	3,061,259
11.250%, Due 9/15/2035B		29,900,000	532,161
10.750%, Due 6/1/2036A		123,000,000	2,131,138
10.750%, Due 6/1/2036B		207,700,000	3,598,678
10.500%, Due 3/15/2037A		19,150,000	321,827

Total Foreign Sovereign Obligations			23,488,533

Total Dominican Republic (Cost $24,368,193)			23,488,533

Ecuador - 2.31%

Foreign Sovereign Obligations - 2.31%
Ecuador Government International Bonds,
6.900%, Due 7/31/2030B		$4,232,656	3,712,039
6.900%, Due 7/31/2030A		1,149,545	1,008,151
6.900%, Due 7/31/2035A		2,950,930	2,202,869
6.900%, Due 7/31/2035B		10,991,778	8,205,362
5.000%, Due 7/31/2040A C		1,625,550	1,016,782
5.000%, Due 7/31/2040B C		8,971,900	5,611,924

Total Foreign Sovereign Obligations			21,757,127

Total Ecuador (Cost $19,332,289)			21,757,127

Egypt - 3.52%

Foreign Sovereign Obligations - 3.52%
Egypt Government Bonds,
14.483%, Due 4/6/2026	EGP	6,500,000	123,353
25.318%, Due 8/13/2027		171,950,000	3,572,321
24.458%, Due 10/1/2027		182,654,000	3,736,834
15.700%, Due 11/7/2027		10,000,000	175,093
24.144%, Due 12/3/2027		345,470,000	7,018,987
Egypt Government International Bonds, 8.875%, Due 5/29/2050B		$14,243,000	11,878,683
Egypt Treasury Bills,
27.901%, Due 2/3/2026E F	EGP	114,125,000	2,062,732
24.741%, Due 5/19/2026E F		125,050,000	2,126,828
25.450%, Due 7/14/2026E F		146,175,000	2,408,833

Total Foreign Sovereign Obligations			33,103,664

Total Egypt (Cost $33,362,524)			33,103,664

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

El Salvador - 2.36%

Foreign Sovereign Obligations - 2.36%
El Salvador Government International Bonds,
7.125%, Due 1/20/2050B		$11,823,000	$9,641,656
9.500%, Due 7/15/2052B		2,600,000	2,626,000
9.650%, Due 11/21/2054A		9,657,000	9,946,710

Total Foreign Sovereign Obligations			22,214,366

Total El Salvador (Cost $20,157,911)			22,214,366

Georgia - 0.20% (Cost $1,889,874)

Foreign Sovereign Obligations - 0.20%
Georgia Treasury Bonds, 9.375%, Due 1/18/2028	GEL	5,000,000	1,894,635

Ghana - 3.53%

Foreign Corporate Obligations - 0.29%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028A		$3,244,000	2,785,088

Foreign Sovereign Obligations - 3.24%
Ghana Government International Bonds,
Due 7/3/2026A E		380,704	364,736
5.000%, Due 7/3/2029A C		9,061,248	8,610,326
Due 1/3/2030A E		960,280	799,730
5.000%, Due 7/3/2035A C		10,582,041	8,497,611
Republic of Ghana Government Bonds,
19.000%, Due 11/2/2026	GHS	47,576,000	4,430,328
19.250%, Due 1/18/2027		19,750,000	1,699,286
8.500%, Due 2/15/2028, Cash (5.000%) or PIK (in-kind rate 3.500%)		28,000,000	2,238,356
10.000%, Due 8/15/2028		4,000,000	308,156
8.950%, Due 2/11/2031, Cash (5.000%) or PIK (in-kind rate 3.950%)		10,400,000	725,566
9.100%, Due 2/10/2032, Cash (5.000%) or PIK (in-kind rate 4.100%)		11,100,000	752,252
9.250%, Due 2/8/2033, Cash (5.000%) or PIK (in-kind rate 4.250%)		6,000,000	396,910
9.400%, Due 2/7/2034, Cash (5.000%) or PIK (in-kind rate 4.400%)		5,400,000	350,616
9.700%, Due 2/5/2036, Cash (5.000%) or PIK (in-kind rate 4.700%)		20,000,000	1,268,881

Total Foreign Sovereign Obligations			30,442,754

Total Ghana (Cost $34,760,087)			33,227,842

Iraq - 0.94% (Cost $8,569,482)

Foreign Sovereign Obligations - 0.94%
Iraq International Bonds, 5.800%, Due 1/15/2028B		$8,881,563	8,795,060

Ivory Coast - 3.20%

Credit-Linked Notes - 0.25%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026A	XOF	1,333,333,334	2,320,360

Foreign Sovereign Obligations - 2.95%
Ivory Coast Government International Bonds,
4.875%, Due 1/30/2032B	EUR	4,591,000	4,837,375
8.075%, Due 4/1/2036B		$1,943,000	1,914,227
8.250%, Due 1/30/2037B		3,999,000	3,953,624
6.875%, Due 10/17/2040B	EUR	4,660,000	4,674,363
6.625%, Due 3/22/2048B		8,781,000	8,112,641
Republic of Cote d’Ivoire, 6.875%, Due 4/1/2028A	XOF	2,500,000,000	4,312,755

Total Foreign Sovereign Obligations			27,804,985

Total Ivory Coast (Cost $29,059,117)			30,125,345

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

Jamaica - 0.50%

Foreign Corporate Obligations - 0.16%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, Due 8/1/2032A		$1,451,000	$1,466,668

Foreign Sovereign Obligations - 0.34%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	500,000,000	3,234,102

Total Jamaica (Cost $4,738,089)			4,700,770

Kazakhstan - 3.08%

Foreign Sovereign Obligations - 3.08%
Kazakhstan Government Bonds,
10.670%, Due 1/21/2026	KZT	500,000,000	899,694
10.500%, Due 8/4/2026		500,000,000	873,488
13.900%, Due 9/16/2026		280,000,000	502,944
9.000%, Due 3/6/2027		1,160,000,000	1,921,717
10.400%, Due 5/19/2027		1,130,000,000	1,889,832
9.000%, Due 7/3/2027		2,574,580,000	4,179,440
5.490%, Due 9/18/2027		924,000,000	1,381,719
15.350%, Due 11/18/2027		2,260,444,000	4,055,995
10.400%, Due 4/12/2028		970,000,000	1,554,884
5.000%, Due 4/18/2028		2,650,000,000	3,710,119
10.470%, Due 10/27/2028		300,000,000	471,308
15.300%, Due 3/3/2029		1,176,866,000	2,088,067
10.550%, Due 7/28/2029		2,300,000,000	3,529,231
7.680%, Due 8/13/2029		224,390,000	310,870
12.000%, Due 3/7/2030		165,000,000	261,097
5.500%, Due 4/24/2032		800,000,000	848,049
10.120%, Due 2/17/2034		400,000,000	534,488

Total Foreign Sovereign Obligations			29,012,942

Total Kazakhstan (Cost $34,722,179)			29,012,942

Kenya - 4.48%

Foreign Sovereign Obligations - 4.48%
Republic of Kenya Government International Bonds,
9.750%, Due 2/16/2031B		$4,371,000	4,486,125
8.000%, Due 5/22/2032B		3,253,000	3,096,175
6.300%, Due 1/23/2034B		1,148,000	943,851
9.500%, Due 3/5/2036A		1,681,000	1,615,616
9.500%, Due 3/5/2036B		3,500,000	3,363,864
Republic of Kenya Infrastructure Bonds,
10.200%, Due 5/25/2026	KES	15,500,000	119,425
11.000%, Due 10/12/2026		43,467,948	330,311
10.850%, Due 4/2/2029		12,250,000	90,720
18.461%, Due 8/9/2032		2,244,400,000	20,785,780
12.500%, Due 1/10/2033		300,000,000	2,313,422
11.750%, Due 10/8/2035		112,000,000	816,290
13.938%, Due 10/27/2036		69,000,000	550,426
12.257%, Due 1/5/2037		152,000,000	1,130,840
14.399%, Due 2/20/2040		300,000,000	2,506,280

Total Foreign Sovereign Obligations			42,149,125

Total Kenya (Cost $39,881,332)			42,149,125

Kyrgyzstan - 3.19%

Credit-Linked Notes - 1.26%
Republic of Kyrgyzstan (Issuer Aurora Australis BV),
7.000%, Due 3/8/2032A	KGS	190,000,000	1,579,314
7.000%, Due 3/19/2032A		55,000,000	456,352

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

Kyrgyzstan - 3.19% (continued)

Credit-Linked Notes - 1.26% (continued)
Republic of Kyrgyzstan (Issuer Tugela BV),
6.000%, Due 9/19/2025A		KGS 120,500,000	$1,383,029
12.250%, Due 9/13/2027A		220,000,000	2,555,723
12.000%, Due 2/7/2028A		95,000,000	1,094,048
6.000%, Due 9/13/2029A		305,000,000	2,780,749
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028A		180,000,000	1,972,281

Total Credit-Linked Notes			11,821,496

Foreign Sovereign Obligations - 1.93%
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030A		$18,152,000	18,206,720

Total Kyrgyzstan (Cost $30,768,484)			30,028,216

Lebanon - 1.22%

Foreign Sovereign Obligations - 1.22%
Lebanon Government International Bonds,
Due 3/20/2028B G E		12,312,000	2,283,876
Due 5/17/2033B G E		27,552,000	5,124,672
Due 5/17/2034B G E		12,398,000	2,306,028
Due 3/23/2037B G E		9,305,000	1,731,326

Total Foreign Sovereign Obligations			11,445,902

Total Lebanon (Cost $11,447,105)			11,445,902

Madagascar - 0.26% (Cost $2,409,647)

Foreign Corporate Obligations - 0.26%
Axian Telecom Holding & Management PLC, 7.250%, Due 7/11/2030A		2,422,000	2,425,909

Malawi - 0.68%

Credit-Linked Notes - 0.68%
CDH Investment Bank (Issuer Tugela BV), Due 4/30/2027A E		200,000	159,600
Republic of Malawi (Issuer Tugela BV),
12.000%, Due 12/19/2025A		825,000	832,343
18.500%, Due 8/15/2026A		2,700,000	1,190,571
15.000%, Due 8/19/2026A		1,000,000	969,585
13.500%, Due 9/17/2026A		1,989,120	1,981,163
12.500%, Due 6/2/2027A		800,000	455,527
13.500%, Due 6/18/2027A		700,000	279,788
13.000%, Due 8/20/2027A		500,000	247,238
13.500%, Due 9/3/2027A		650,000	267,918

Total Credit-Linked Notes			6,383,733

Total Malawi (Cost $9,182,251)			6,383,733

Mongolia - 1.62%

Credit-Linked Notes - 1.62%
Development Bank of Mongolia (Issuer Rufiji BV), Due 10/24/2031A H E	MNT	18,900,000,000	5,261,041
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027A		27,500,000,000	7,850,937
Republic of Mongolia (Issuer Aurora Australis BV), 10.000%, Due 11/25/2031A H		8,000,000,000	2,089,015

Total Credit-Linked Notes			15,200,993

Total Mongolia (Cost $15,959,377)			15,200,993

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

Mozambique - 2.87%

Credit-Linked Notes - 1.12%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
14.500%, Due 11/13/2025	MZN	40,000,000	$611,494
14.500%, Due 2/11/2027H		46,752,000	744,290
19.000%, Due 5/12/2028A		51,000,000	765,823
18.000%, Due 1/15/2029A		130,000,000	2,036,985
17.000%, Due 5/24/2029B		188,500,000	3,050,953
14.250%, Due 3/14/2030B		199,521,000	3,264,427

Total Credit-Linked Notes			10,473,972

Foreign Sovereign Obligations - 1.75%
Mozambique International Bonds,
9.000%, Due 9/15/2031B		$16,550,000	14,427,228
9.000%, Due 9/15/2031A		2,353,000	2,051,194

Total Foreign Sovereign Obligations			16,478,422

Total Mozambique (Cost $26,281,911)			26,952,394

Netherlands - 0.95%

Foreign Corporate Obligations - 0.37%
Veon Midco BV, 9.000%, Due 7/15/2029A		1,532,000	1,570,675
Zambezi BV, 11.500%, Due 6/22/2035A	PYG	13,500,000,000	1,910,547

Total Foreign Corporate Obligations			3,481,222

Foreign Sovereign Obligations - 0.58%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
12.000%, Due 8/21/2026B		$600,000	684,522
12.000%, Due 12/15/2026B		2,600,000	2,962,904
12.000%, Due 1/21/2027B		1,600,000	1,825,509

Total Foreign Sovereign Obligations			5,472,935

Total Netherlands (Cost $8,199,220)			8,954,157

Nigeria - 3.83%

Credit-Linked Notes - 0.86%
Federal Republic of Nigeria (Issuer ICBC Standard Bank PLC),
Due 11/6/2025B E	NGN	4,424,651,000	2,672,746
Due 2/5/2026B E		9,471,580,000	5,382,622

Total Credit-Linked Notes			8,055,368

Foreign Corporate Obligations - 0.62%
Access Bank PLC, 6.125%, Due 9/21/2026A		$1,207,000	1,202,967
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025A		1,029,000	1,029,000
IHS Holding Ltd., 7.875%, Due 5/29/2030A		1,642,000	1,663,198
United Bank for Africa PLC, 6.750%, Due 11/19/2026A		1,984,000	1,969,120

Total Foreign Corporate Obligations			5,864,285

Foreign Sovereign Obligations - 2.35%
Nigeria Government Bonds,
12.500%, Due 1/22/2026	NGN	856,000,000	527,829
16.288%, Due 3/17/2027		290,000,000	180,530
18.500%, Due 2/21/2031		1,230,000,000	863,838
22.600%, Due 1/29/2035		630,000,000	536,855
Nigeria Government International Bonds,
6.125%, Due 9/28/2028B		$1,926,000	1,873,121
8.375%, Due 3/24/2029B		3,454,000	3,545,285
7.875%, Due 2/16/2032B		4,138,000	4,021,867
8.250%, Due 9/28/2051B		1,675,000	1,430,823

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

Nigeria - 3.83% (continued)

Foreign Sovereign Obligations - 2.35% (continued)
Nigeria OMO Bills,
29.895%, Due 9/30/2025E F	NGN	7,150,000,000	$4,464,975
26.996%, Due 12/30/2025E F		2,400,000,000	1,413,613
30.083%, Due 1/6/2026E F		1,900,000,000	1,114,539
24.349%, Due 2/3/2026E F		1,883,827,000	1,087,456
24.229%, Due 6/2/2026E F		2,000,000,000	1,077,116

Total Foreign Sovereign Obligations			22,137,847

Total Nigeria (Cost $36,895,164)			36,057,500

Pakistan - 2.29%

Credit-Linked Notes - 0.12%
Republic of Pakistan (Issuer Standard Chartered Bank), Due 10/6/2025E	PKR	344,000,000	1,156,291

Foreign Sovereign Obligations - 2.17%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027B		$5,475,000	5,366,559
7.375%, Due 4/8/2031B		6,908,000	6,456,206
8.875%, Due 4/8/2051B		2,075,000	1,817,700
Pakistan Investment Bonds, 14.000%, Due 9/20/2029	PKR	1,762,000,000	6,774,613

Total Foreign Sovereign Obligations			20,415,078

Total Pakistan (Cost $21,237,812)			21,571,369

Papua New Guinea - 0.79% (Cost $7,178,333)

Foreign Sovereign Obligations - 0.79%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B		$7,226,000	7,415,379

Paraguay - 1.25%

Credit-Linked Notes - 0.46%
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032A	PYG	16,600,000,000	2,436,366
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031A		13,700,000,000	1,848,859

Total Credit-Linked Notes			4,285,225

Foreign Sovereign Obligations - 0.79%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031A		23,803,000,000	3,042,974
7.900%, Due 2/9/2031B		26,400,000,000	3,374,974
8.500%, Due 3/4/2035A		8,231,000,000	1,064,590

Total Foreign Sovereign Obligations			7,482,538

Total Paraguay (Cost $12,239,190)			11,767,763

Rwanda - 0.26% (Cost $2,502,687)

Foreign Sovereign Obligations - 0.26%
Rwanda International Government Bonds, 5.500%, Due 8/9/2031B		$2,790,000	2,425,179

Senegal - 1.43%

Foreign Sovereign Obligations - 1.43%
Senegal Government International Bonds,
7.750%, Due 6/10/2031B		2,600,000	2,123,488
5.375%, Due 6/8/2037B	EUR	9,100,000	6,900,824
6.750%, Due 3/13/2048B		$6,850,000	4,447,785

Total Foreign Sovereign Obligations			13,472,097

Total Senegal (Cost $13,842,460)			13,472,097

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

South Africa - 0.10% (Cost $1,098,327)

Foreign Corporate Obligations - 0.10%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026A		$1,119,000	$953,513

Sri Lanka - 2.90%

Foreign Sovereign Obligations - 2.90%
Sri Lanka Government Bonds,
10.750%, Due 3/15/2028	LKR	300,000,000	1,035,631
9.000%, Due 5/1/2028		661,000,000	2,191,024
11.000%, Due 5/15/2030		1,195,000,000	4,147,567
11.500%, Due 12/15/2032		1,024,000,000	3,584,391
9.000%, Due 11/1/2033		1,501,000,000	4,486,284
Sri Lanka Government International Bonds,
4.000%, Due 4/15/2028A		$873,485	827,627
3.100%, Due 1/15/2030A C		917,288	823,266
3.350%, Due 3/15/2033A C		1,799,246	1,471,539
3.600%, Due 6/15/2035A C		1,214,905	861,010
3.600%, Due 5/15/2036A C		843,172	707,421
3.600%, Due 5/15/2036B C		2,000,000	1,678,000
3.600%, Due 2/15/2038A C		5,315,807	4,455,802
3.600%, Due 2/15/2038B C		1,200,000	1,005,861

Total Foreign Sovereign Obligations			27,275,423

Total Sri Lanka (Cost $25,622,692)			27,275,423

Supranational - 1.29%

Foreign Sovereign Obligations - 1.29%
Asian Development Bank, 10.000%, Due 4/12/2030	MNT	7,000,000,000	1,931,561
European Bank for Reconstruction & Development,
13.000%, Due 9/22/2025		$500,000	508,942
7.400%, Due 12/7/2025	VND	29,495,000,000	1,128,508
11.850%, Due 2/18/2027B		$1,000,000	1,138,013
International Finance Corp.,
6.750%, Due 7/30/2026B	AZN	4,100,000	2,359,215
6.000%, Due 1/15/2027		2,013,480	1,171,526
15.000%, Due 2/5/2027	UZS	3,100,000,000	250,749
9.200%, Due 11/29/2027	MNT	4,300,000,000	1,119,942
17.500%, Due 7/19/2028	UZS	18,000,000,000	1,497,459
7.550%, Due 12/15/2028	AZN	1,799,000	984,286

Total Foreign Sovereign Obligations			12,090,201

Total Supranational (Cost $12,316,832)			12,090,201

Suriname - 1.21% (Cost $10,869,669)

Foreign Sovereign Obligations - 1.21%
Suriname Government International Bonds, 7.950%, Due 7/15/2033, Cash (4.950%) or PIK (in-kind rate 3.000%)B		$11,429,900	11,344,176

Tajikistan - 0.39% (Cost $3,648,339)

Foreign Sovereign Obligations - 0.39%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027B		3,755,833	3,704,322

Togo - 0.16%

Foreign Corporate Obligations - 0.16%
Ecobank Transnational, Inc.,
10.125%, Due 10/15/2029A		600,000	631,551
8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)A D		847,000	848,372

Total Foreign Corporate Obligations			1,479,923

Total Togo (Cost $1,439,915)			1,479,923

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

Trinidad and Tobago - 0.29% (Cost $2,680,192)

Foreign Corporate Obligations - 0.29%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029A		$2,624,000	$2,700,358

Tunisia - 0.92%

Foreign Sovereign Obligations - 0.92%
Tunisian Republic,
6.375%, Due 7/15/2026A	EUR	100,000	112,940
6.375%, Due 7/15/2026B		7,580,000	8,560,823

Total Foreign Sovereign Obligations			8,673,763

Total Tunisia (Cost $7,554,020)			8,673,763

Uganda - 3.22%

Foreign Sovereign Obligations - 3.22%
Republic of Uganda Government Bonds,
19.500%, Due 12/18/2025	UGX	6,400,000,000	1,833,560
16.000%, Due 5/6/2027		2,500,000,000	704,691
14.250%, Due 8/23/2029		6,100,000,000	1,607,759
16.000%, Due 11/14/2030		6,940,000,000	1,908,734
17.000%, Due 4/3/2031		3,460,000,000	982,731
16.375%, Due 3/4/2032		3,836,900,000	1,061,643
14.375%, Due 2/3/2033		10,878,000,000	2,738,674
14.250%, Due 6/22/2034		51,741,800,000	12,700,983
16.250%, Due 11/8/2035		10,100,000,000	2,716,307
15.000%, Due 6/18/2043		17,173,000,000	4,080,306

Total Foreign Sovereign Obligations			30,335,388

Total Uganda (Cost $30,616,897)			30,335,388

Ukraine - 1.03%

Foreign Sovereign Obligations - 1.03%
Ukraine Government International Bonds,
3.000%, Due 2/1/2030B C		$205,404	95,639
3.000%, Due 2/1/2034B C		767,563	287,084
3.000%, Due 2/1/2035B C		6,014,145	2,785,661
4.500%, Due 2/1/2035B C		11,890,966	6,050,451
3.000%, Due 2/1/2036B C		540,538	251,022
4.500%, Due 2/1/2036B C		462,847	228,401

Total Foreign Sovereign Obligations			9,698,258

Total Ukraine (Cost $10,860,331)			9,698,258

United Republic of Tanzania - 0.30% (Cost $2,775,587)

Foreign Corporate Obligations - 0.30%
HTA Group Ltd., 7.500%, Due 6/4/2029A		2,772,000	2,861,251

United States - 6.59%

Corporate Obligations - 6.59%
Citigroup Global Markets Holdings, Inc.,
8.690%, Due 9/9/2025A	BDT	90,000,000	731,983
Due 12/4/2025A E	NGN	4,161,110,637	2,489,696
Due 12/4/2025, Series ETMNA E		6,369,442,550	3,810,996
Due 1/22/2026A E	EGP	310,000,000	5,634,762
12.500%, Due 1/26/2026B	NGN	1,060,000,000	676,014
Due 1/29/2026A E	EGP	55,000,000	994,994
Due 2/10/2026A E	NGN	8,900,000,000	5,297,407
Due 2/12/2026A E		2,852,460,000	1,639,370
12.000%, Due 4/8/2026A	BDT	76,000,000	620,160
12.300%, Due 6/9/2026A		446,700,000	3,653,714
9.350%, Due 7/31/2028	GEL	6,500,000	2,404,291

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

United States - 6.59% (continued)

Corporate Obligations - 6.59% (continued)
Citigroup Global Markets Holdings, Inc., (continued)
12.400%, Due 5/17/2029A	BDT	137,313,000	$1,125,395
22.000%, Due 6/11/2029A	ZMW	50,900,000	2,551,336
20.740%, Due 11/27/2029		65,000,000	3,141,530
18.500%, Due 2/25/2031A	NGN	5,219,438,057	3,623,926
13.000%, Due 8/23/2033A	ZMW	53,000,000	1,804,861
JPMorgan Chase Bank NA,
Due 1/22/2026A E	EGP	190,000,000	3,450,474
16.250%, Due 10/23/2026A	UZS	13,500,000,000	1,094,923
18.350%, Due 7/23/2027A		7,600,000,000	637,243
24.300%, Due 8/18/2027A	EGP	106,000,000	2,204,198
25.318%, Due 8/18/2027A		131,125,000	2,726,655
22.576%, Due 1/11/2028A		80,500,000	1,650,109
22.576%, Due 1/11/2028, Series EMNTA		80,000,000	1,639,860
21.954%, Due 3/7/2028A		80,000,000	1,620,572
8.750%, Due 3/17/2028A I J	AZN	2,900,000	1,672,769
Morgan Stanley Finance LLC,
12.650%, Due 10/18/2025	BDT	145,000,000	1,171,422
12.650%, Due 10/18/2025A		180,000,000	1,451,814
12.150%, Due 12/15/2026A	TZS	6,500,000,000	2,475,680

Total Corporate Obligations			61,996,154

Total United States (Cost $63,353,015)			61,996,154

Uruguay - 1.94%

Foreign Sovereign Obligations - 1.94%
Uruguay Government International Bonds,
8.500%, Due 3/15/2028B	UYU	81,000,000	2,016,587
9.750%, Due 7/20/2033		98,000,000	2,623,497
3.875%, Due 7/2/2040K		392,751,686	10,455,456
3.400%, Due 5/16/2045K		123,498,718	3,135,499

Total Foreign Sovereign Obligations			18,231,039

Total Uruguay (Cost $16,742,356)			18,231,039

Uzbekistan - 3.37%

Credit-Linked Notes - 0.11%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC), 16.000%, Due 1/23/2029A	UZS	13,125,000,000	1,014,029

Foreign Corporate Obligations - 0.11%
Navoi Mining & Metallurgical Combinat, 6.950%, Due 10/17/2031A		$1,008,000	1,040,062

Foreign Sovereign Obligations - 3.15%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026B	UZS	76,570,000,000	6,139,067
16.250%, Due 10/12/2026A		62,860,000,000	5,039,856
16.625%, Due 5/29/2027A		53,850,000,000	4,336,083
15.500%, Due 2/25/2028B		37,000,000,000	2,932,504
15.500%, Due 2/25/2028A		111,860,000,000	8,865,672
Uzbekneftegaz JSC,
4.750%, Due 11/16/2028A		$211,000	197,286
8.750%, Due 5/7/2030A		2,046,000	2,148,204

Total Foreign Sovereign Obligations			29,658,672

Total Uzbekistan (Cost $31,358,799)			31,712,763

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount		Fair Value

Venezuela - 0.94%

Foreign Corporate Obligations - 0.27%
Petroleos de Venezuela SA,
Due 5/16/2024B G E		$1,250,000	$172,500
Due 11/15/2026B G E		16,957,239	2,357,056

Total Foreign Corporate Obligations			2,529,556

Foreign Sovereign Obligations - 0.67%
Venezuela Government International Bonds,
Due 4/21/2025B G E		2,256,000	406,306
Due 10/21/2026B G E		4,481,500	975,175
Due 9/15/2027G E		3,700,000	805,120
Due 5/7/2028B G E		12,671,400	2,472,190
Due 8/5/2031B G E		8,054,300	1,631,801

Total Foreign Sovereign Obligations			6,290,592

Total Venezuela (Cost $12,933,398)			8,820,148

Vietnam - 0.17% (Cost $1,645,325)

Foreign Sovereign Obligations - 0.17%
Viet Nam Debt & Asset Trading Corp., 1.000%, Due 10/10/2025B		1,667,000	1,634,262

Zambia - 4.18%

Credit-Linked Notes - 0.30%
Republic of Zambia (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026A	ZMW	67,522,376	2,799,623

Foreign Corporate Obligations - 0.12%
First Quantum Minerals Ltd.,
6.875%, Due 10/15/2027B		$355,000	355,596
8.625%, Due 6/1/2031A		499,000	519,586
8.000%, Due 3/1/2033A		234,000	241,558

Total Foreign Corporate Obligations			1,116,740

Foreign Sovereign Obligations - 3.76%
Zambia Government Bonds,
11.000%, Due 1/25/2026	ZMW	114,100,000	4,940,507
12.000%, Due 6/17/2026		12,000,000	514,205
15.000%, Due 8/18/2026		12,000,000	524,452
10.000%, Due 8/21/2026		20,700,000	862,719
13.000%, Due 8/29/2026		64,500,000	2,764,627
13.000%, Due 12/18/2027		24,795,000	1,019,047
12.000%, Due 5/31/2028		42,800,000	1,683,919
13.000%, Due 12/17/2028		30,000,000	1,181,396
13.000%, Due 7/27/2030		8,000,000	292,358
13.000%, Due 1/25/2031		84,800,000	3,049,113
13.000%, Due 6/26/2033		9,000,000	301,982
22.490%, Due 2/17/2035		10,000,000	498,917
21.480%, Due 3/17/2035		26,000,000	1,245,040
Zambia Government International Bonds,
5.750%, Due 6/30/2033B C		$12,118,626	11,278,253
0.500%, Due 12/31/2053B		7,221,861	5,282,846

Total Foreign Sovereign Obligations			35,439,381

Total Zambia (Cost $37,282,189)			39,355,744

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 8.63% (Cost $81,159,533)

Investment Companies - 8.63%
American Beacon U.S. Government Money Market Select Fund, 4.23%L M	81,159,533	$81,159,533

TOTAL INVESTMENTS - 96.83% (Cost $913,886,909)		910,892,756
OTHER ASSETS, NET OF LIABILITIES - 3.17%		29,800,932

TOTAL NET ASSETS - 100.00%		$940,693,688

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $257,172,920 or 27.34% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at July 31, 2025. The maturity date disclosed represents the final maturity date.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2025.

E Zero coupon bond.

F Coupon represents a weighted average yield to maturity.

G Default Security. At period end, the amount of securities in default was $20,266,050 or 2.15% of net assets.

H Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

I Value was determined using significant unobservable inputs.

J Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $1,672,769 or 0.18% of net assets.

K Inflation-Indexed Note.

L 7-day yield.

M The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

OMO - Open Market Operation.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on July 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	13,916,127	EUR	13,469,118	10/9/2025	HUB	$447,009	$-	$447,009
USD	1,150,746	EGP	1,178,928	10/14/2025	JPM	-	(28,182)	(28,182)
EGP	1,178,929	USD	1,151,416	10/14/2025	JPM	27,513	-	27,513
USD	2,361,826	EUR	2,282,849	8/7/2025	SSB	78,977	-	78,977
USD	24,758,039	EUR	24,654,777	8/7/2025	SSB	103,262	-	103,262

						$656,761	$(28,182)	$628,579

*	All values denominated in USD.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

Glossary:

Counterparty Abbreviations:
HUB	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AMD	Armenian Dram
ARS	Argentina Peso
AZN	Azerbaijan Manat
BDT	Bangladeshi Taka
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan Guarani
TZS	Tanzanian shilling
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguan Peso
UZS	Uzbekistani Som
VND	Vietnamese Dong
XOF	West African Communaute Financiere Africaine Franc
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$-	$2,763,037	$–	$2,763,037
Congo	-	2,165,560	-	2,165,560
Ivory Coast	-	2,320,360	-	2,320,360
Kyrgyzstan	-	11,821,496	-	11,821,496
Malawi	-	6,383,733	-	6,383,733
Mongolia	-	15,200,993	-	15,200,993
Mozambique	-	10,473,972	-	10,473,972
Nigeria	-	8,055,368	-	8,055,368
Pakistan	-	1,156,291	-	1,156,291
Paraguay	-	4,285,225	-	4,285,225
Uzbekistan	-	1,014,029	-	1,014,029
Zambia	-	2,799,623	-	2,799,623
Foreign Sovereign Obligations
Angola	-	35,339,604	-	35,339,604
Argentina	-	33,645,319	-	33,645,319
Armenia	-	7,665,425	-	7,665,425
Barbados	-	3,693,370	-	3,693,370
Benin	-	11,724,478	-	11,724,478
Cameroon	-	11,413,963	-	11,413,963

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Sovereign Obligations (continued)
Dominican Republic	$-	$23,488,533	$-	$23,488,533
Ecuador	-	21,757,127	-	21,757,127
Egypt	-	33,103,664	-	33,103,664
El Salvador	-	22,214,366	-	22,214,366
Georgia	-	1,894,635	-	1,894,635
Ghana	-	30,442,754	-	30,442,754
Iraq	-	8,795,060	-	8,795,060
Ivory Coast	-	27,804,985	-	27,804,985
Jamaica	-	3,234,102	-	3,234,102
Kazakhstan	-	29,012,942	-	29,012,942
Kenya	-	42,149,125	-	42,149,125
Kyrgyzstan	-	18,206,720	-	18,206,720
Lebanon	-	11,445,902	-	11,445,902
Mozambique	-	16,478,422	-	16,478,422
Netherlands	-	5,472,935	-	5,472,935
Nigeria	-	22,137,847	-	22,137,847
Pakistan	-	20,415,078	-	20,415,078
Papua New Guinea	-	7,415,379	-	7,415,379
Paraguay	-	7,482,538	-	7,482,538
Rwanda	-	2,425,179	-	2,425,179
Senegal	-	13,472,097	-	13,472,097
Sri Lanka	-	27,275,423	-	27,275,423
Supranational	-	12,090,201	-	12,090,201
Suriname	-	11,344,176	-	11,344,176
Tajikistan	-	3,704,322	-	3,704,322
Tunisia	-	8,673,763	-	8,673,763
Uganda	-	30,335,388	-	30,335,388
Ukraine	-	9,698,258	-	9,698,258
Uruguay	-	18,231,039	-	18,231,039
Uzbekistan	-	29,658,672	-	29,658,672
Venezuela	-	6,290,592	-	6,290,592
Vietnam	-	1,634,262	-	1,634,262
Zambia	-	35,439,381	-	35,439,381
Foreign Corporate Obligations
Angola	-	836,166	-	836,166
Canada	-	3,049,615	-	3,049,615
Ghana	-	2,785,088	-	2,785,088
Jamaica	-	1,466,668	-	1,466,668
Madagascar	-	2,425,909	-	2,425,909
Netherlands	-	3,481,222	-	3,481,222
Nigeria	-	5,864,285	-	5,864,285
South Africa	-	953,513	-	953,513
Togo	-	1,479,923	-	1,479,923
Trinidad and Tobago	-	2,700,358	-	2,700,358
United Republic of Tanzania	-	2,861,251	-	2,861,251
Uzbekistan	-	1,040,062	-	1,040,062
Venezuela	-	2,529,556	-	2,529,556
Zambia	-	1,116,740	-	1,116,740
Corporate Obligations
United States	-	60,323,385	1,672,769	61,996,154
Short-Term Investments	81,159,533	-	-	81,159,533

Total Investments in Securities - Assets	$81,159,533	$828,060,454	$1,672,769	$910,892,756

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$656,761	$-	$656,761

Total Financial Derivative Instruments - Assets	$-	$656,761	$-	$656,761

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(28,182)	$-	$(28,182)

Total Financial Derivative Instruments - Liabilities	$-	$(28,182)	$-	$(28,182)

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2025	Unrealized Appreciation (Depreciation) at Period End*
Credit-Linked Notes	$4,977,340	$-	$5,200,082	$94,845	$69,435	$58,462	$-	$-	$-	$-
Foreign Corporate Obligations	1,249,573	-	1,236,568	44,436	(379,694)	322,253	-	-	-	-
Corporate Obligations	-	1,705,882	-	-	-	(33,113)	-	-	1,672,769	(33,113)

	$6,226,913	$1,705,882	$6,436,650	$139,281	$(310,259)	$347,602	$-	$-	$1,672,769	$(33,113)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

For the period ended July 31, 2025, one corporate obligations note was fair valued at $1,672,769 by the Fair Value Committee, and has been classified as Level 3 due to the lack of pricing.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.75%

Basic Materials - 0.06%

Chemicals - 0.06%
Mativ Holdings, Inc., 8.000%, Due 10/1/2029A	$6,000	$5,396

Communications - 1.90%

Internet - 0.56%
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.000%, Due 6/15/2027A	6,000	6,002
6.500%, Due 7/1/2032A	17,000	16,660
Meta Platforms, Inc.,
4.550%, Due 8/15/2031	5,000	5,045
4.950%, Due 5/15/2033	10,000	10,188
Snap, Inc., 6.875%, Due 3/1/2033A	9,000	9,229

		47,124

Media - 0.89%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, Due 2/1/2031A	25,000	22,878
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	15,000	15,810
Comcast Corp., 3.999%, Due 11/1/2049	15,000	11,326
Gray Media, Inc.,
10.500%, Due 7/15/2029A	5,000	5,409
9.625%, Due 7/15/2032A	3,000	3,027
Sirius XM Radio LLC,
4.000%, Due 7/15/2028A	13,000	12,392
3.875%, Due 9/1/2031A	5,000	4,413

		75,255

Telecommunications - 0.45%
AT&T, Inc., 3.650%, Due 6/1/2051	15,000	10,584
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	15,000	14,401
Verizon Communications, Inc., 2.550%, Due 3/21/2031	15,000	13,433

		38,418

Total Communications		160,797

Consumer, Cyclical - 2.12%

Airlines - 0.75%
American Airlines Pass-Through Trust, 3.350%, Due 10/15/2029, 2017-2, AA	9,317	8,831
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, Due 4/20/2029A	5,000	4,998
AS Mileage Plan IP Ltd., 5.021%, Due 10/20/2029A	40,000	39,673
JetBlue Pass-Through Trust, 4.000%, Due 11/15/2032, 2020-1, A	10,583	9,865

		63,367

Auto Manufacturers - 0.06%
General Motors Financial Co., Inc., 5.625%, Due 4/4/2032	5,000	5,079

Entertainment - 0.10%
Warnermedia Holdings, Inc.,
4.279%, Due 3/15/2032	8,000	6,740
5.050%, Due 3/15/2042	3,000	2,007

		8,747

Home Furnishings - 0.07%
Somnigroup International, Inc., 3.875%, Due 10/15/2031A	6,000	5,418

Housewares - 0.06%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.500%, Due 10/15/2029A	6,000	4,980

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.75% (continued)

Consumer, Cyclical - 2.12% (continued)

Leisure Time - 0.70%
Carnival Corp., 5.750%, Due 8/1/2032A	$5,000	$5,035
Royal Caribbean Cruises Ltd., 5.625%, Due 9/30/2031A	25,000	25,184
Viking Cruises Ltd.,
5.875%, Due 9/15/2027A	8,000	7,995
9.125%, Due 7/15/2031A	15,000	16,142
Viking Ocean Cruises Ship VII Ltd., 5.625%, Due 2/15/2029A	5,000	4,969

		59,325

Lodging - 0.07%
Station Casinos LLC, 6.625%, Due 3/15/2032A	6,000	6,118

Retail - 0.31%
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	22,000	20,696
QXO Building Products, Inc., 6.750%, Due 4/30/2032A	5,000	5,149

		25,845

Total Consumer, Cyclical		178,879

Consumer, Non-Cyclical - 2.94%

Beverages - 0.49%
Coca-Cola Co.,
1.650%, Due 6/1/2030	30,000	26,552
5.300%, Due 5/13/2054	15,000	14,534

		41,086

Biotechnology - 0.10%
Amgen, Inc., 2.300%, Due 2/25/2031	10,000	8,870

Commercial Services - 0.90%
Block, Inc., 6.500%, Due 5/15/2032	4,000	4,105
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	14,101
Rollins, Inc., 5.250%, Due 2/24/2035	15,000	15,010
TriNet Group, Inc., 7.125%, Due 8/15/2031A	15,000	15,436
Valvoline, Inc., 3.625%, Due 6/15/2031A	30,000	27,008

		75,660

Food - 0.49%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, Due 2/15/2028A	24,000	23,989
Mars, Inc., 5.200%, Due 3/1/2035A	10,000	10,047
Post Holdings, Inc., 6.250%, Due 2/15/2032A	7,000	7,125

		41,161

Health Care - Services - 0.19%
Quest Diagnostics, Inc., 5.000%, Due 12/15/2034	10,000	9,931
Radiology Partners, Inc., 8.500%, Due 7/15/2032A	6,000	6,078

		16,009

Pharmaceuticals - 0.77%
Amneal Pharmaceuticals LLC, 6.875%, Due 8/1/2032A	1,000	1,000
BellRing Brands, Inc., 7.000%, Due 3/15/2030A	8,000	8,300
Cardinal Health, Inc., 5.350%, Due 11/15/2034	20,000	20,238
Johnson & Johnson, 4.850%, Due 3/1/2032	20,000	20,464
McKesson Corp., 4.650%, Due 5/30/2030	15,000	15,088

		65,090

Total Consumer, Non-Cyclical		247,876

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.75% (continued)

Energy - 1.82%

Oil & Gas - 0.64%
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	$15,000	$14,952
CNX Resources Corp., 7.250%, Due 3/1/2032A	9,000	9,279
HF Sinclair Corp., 5.750%, Due 1/15/2031	15,000	15,359
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	15,000	13,281
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, Due 11/1/2028A	1,000	1,043

		53,914

Pipelines - 1.18%
CNX Midstream Partners LP, 4.750%, Due 4/15/2030A	6,000	5,670
Energy Transfer LP, 5.700%, Due 4/1/2035	15,000	15,210
FTAI Infra Escrow Holdings LLC, 10.500%, Due 6/1/2027A	1,000	1,028
Howard Midstream Energy Partners LLC,
8.875%, Due 7/15/2028A	7,000	7,299
7.375%, Due 7/15/2032A	8,000	8,272
MPLX LP, 5.400%, Due 4/1/2035	10,000	9,889
Summit Midstream Holdings LLC, 8.625%, Due 10/31/2029A	8,000	8,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	20,000	19,765
Venture Global LNG, Inc., 8.375%, Due 6/1/2031A	8,000	8,275
Venture Global Plaquemines LNG LLC, 6.750%, Due 1/15/2036A	6,000	6,174
Williams Cos., Inc., 4.625%, Due 6/30/2030	10,000	9,960

		99,692

Total Energy		153,606

Financial - 13.50%

Banks - 4.31%
Associated Banc-Corp., 6.455%, Due 8/29/2030, (1 day USD SOFR + 3.030%)B	15,000	15,437
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD Term SOFR + 1.302%)B	15,000	14,647
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,878
4.271%, Due 7/23/2029, (3 mo. USD Term SOFR + 1.572%)B	10,000	9,953
5.518%, Due 10/25/2035, (1 day USD SOFR + 1.738%)B	10,000	10,005
Bank of New York Mellon Corp.,
6.317%, Due 10/25/2029, (1 day USD SOFR + 1.598%)B	10,000	10,560
4.942%, Due 2/11/2031, (1 day USD SOFR + 0.887%)B	10,000	10,181
Citigroup, Inc.,
4.000%, Due 12/10/2025, W, (5 yr. CMT + 3.597%)B C	25,000	24,835
4.952%, Due 5/7/2031, (1 day USD SOFR + 1.463%)B	5,000	5,048
3.057%, Due 1/25/2033, (1 day USD SOFR + 1.351%)B	10,000	8,962
6.174%, Due 5/25/2034, (1 day USD SOFR + 2.661%)B	10,000	10,462
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	15,316
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (1 day USD SOFR + 1.114%)B	10,000	9,705
1.992%, Due 1/27/2032, (1 day USD SOFR + 1.090%)B	10,000	8,672
5.016%, Due 10/23/2035, (1 day USD SOFR + 1.420%)B	10,000	9,865
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	10,357
JPMorgan Chase & Co.,
5.140%, Due 1/24/2031, (1 day USD SOFR + 1.010%)B	15,000	15,342
5.766%, Due 4/22/2035, (1 day USD SOFR + 1.490%)B	10,000	10,491
Morgan Stanley,
1.512%, Due 7/20/2027, (1 day USD SOFR + 0.858%)B	10,000	9,705
5.466%, Due 1/18/2035, (1 day USD SOFR + 1.730%)B	10,000	10,244
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)B	5,000	4,256

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.75% (continued)

Financial - 13.50% (continued)

Banks - 4.31% (continued)
PNC Financial Services Group, Inc.,
4.812%, Due 10/21/2032, (1 day USD SOFR + 1.259%)B	$5,000	$4,995
5.939%, Due 8/18/2034, (1 day USD SOFR + 1.946%)B	10,000	10,547
5.373%, Due 7/21/2036, (1 day USD SOFR + 1.417%)B	10,000	10,103
Regions Financial Corp., 5.722%, Due 6/6/2030, (1 day USD SOFR + 1.490%)B	10,000	10,334
State Street Corp.,
4.675%, Due 10/22/2032, (1 day USD SOFR + 1.050%)B	10,000	9,965
4.821%, Due 1/26/2034, (1 day USD SOFR + 1.567%)B	5,000	4,975
Truist Bank, 4.632%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	19,836
Truist Financial Corp., 5.071%, Due 5/20/2031, (1 day USD SOFR + 1.309%)B	15,000	15,208
Wells Fargo & Co.,
3.900%, Due 3/15/2026, BB, (5 yr. CMT + 3.453%)B C	24,000	23,777
5.574%, Due 7/25/2029, (1 day USD SOFR + 1.740%)B	10,000	10,295
5.605%, Due 4/23/2036, (1 day USD SOFR + 1.740%)B	10,000	10,295

		364,251

Diversified Financial Services - 3.95%
Ally Financial, Inc., 4.700%, Due 5/15/2026, B, (5 yr. CMT + 3.868%)B C	20,000	19,416
American Express Co., 5.667%, Due 4/25/2036, (1 day USD SOFR + 1.790%)B	15,000	15,562
Blackstone Holdings Finance Co. LLC, 2.550%, Due 3/30/2032A	25,000	21,616
Burford Capital Global Finance LLC,
9.250%, Due 7/1/2031A	14,000	14,801
7.500%, Due 7/15/2033A	28,000	28,176
Capital One Financial Corp.,
3.950%, Due 9/1/2026, M, (5 yr. CMT + 3.157%)B C	25,000	24,391
5.268%, Due 5/10/2033, (1 day USD SOFR + 2.370%)B	10,000	10,079
6.377%, Due 6/8/2034, (1 day USD SOFR + 2.860%)B	5,000	5,337
6.051%, Due 2/1/2035, (1 day USD SOFR + 2.260%)B	10,000	10,455
6.183%, Due 1/30/2036, (1 day USD SOFR + 2.036%)B	10,000	10,270
Charles Schwab Corp.,
4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)B C	25,000	24,642
5.853%, Due 5/19/2034, (1 day USD SOFR + 2.500%)B	10,000	10,601
CME Group, Inc., 4.400%, Due 3/15/2030	10,000	9,998
Encore Capital Group, Inc., 8.500%, Due 5/15/2030A	6,000	6,347
Jefferson Capital Holdings LLC, 8.250%, Due 5/15/2030A	15,000	15,650
LPL Holdings, Inc., 5.200%, Due 3/15/2030	5,000	5,060
Nationstar Mortgage Holdings, Inc., 5.500%, Due 8/15/2028A	5,000	4,994
OneMain Finance Corp., 6.125%, Due 5/15/2030	5,000	5,012
Osaic Holdings, Inc., 8.000%, Due 8/1/2033A	5,000	5,082
PennyMac Financial Services, Inc., 7.125%, Due 11/15/2030A	10,000	10,308
PRA Group, Inc., 5.000%, Due 10/1/2029A	15,000	13,861
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	20,000	14,551
Rocket Cos., Inc., 6.125%, Due 8/1/2030A	5,000	5,072
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,607
Stonex Escrow Issuer LLC, 6.875%, Due 7/15/2032A	25,000	25,440
StoneX Group, Inc., 7.875%, Due 3/1/2031A	2,000	2,102

		333,430

Insurance - 2.62%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	23,787
Acrisure LLC/Acrisure Finance, Inc.,
6.000%, Due 8/1/2029A	10,000	9,754
7.500%, Due 11/6/2030A	10,000	10,331
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	4,299
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,232
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	34,776

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.75% (continued)

Financial - 13.50% (continued)

Insurance - 2.62% (continued)
Marsh & McLennan Cos., Inc., 2.375%, Due 12/15/2031	$10,000	$8,738
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,322
Old Republic International Corp.,
5.750%, Due 3/28/2034	15,000	15,370
3.850%, Due 6/11/2051	15,000	10,597
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	15,000	15,511
Prudential Financial, Inc., 6.000%, Due 9/1/2052, (5 yr. CMT + 3.234%)B	29,000	29,409
Ryan Specialty LLC, 5.875%, Due 8/1/2032A	20,000	20,054
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	13,287

		221,467

Investment Companies - 0.17%
HA Sustainable Infrastructure Capital, Inc., 6.150%, Due 1/15/2031	10,000	10,090
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	4,000	3,924

		14,014

Real Estate - 0.22%
CBRE Services, Inc., 2.500%, Due 4/1/2031	10,000	8,885
Howard Hughes Corp., 5.375%, Due 8/1/2028A	10,000	9,939

		18,824

REITS - 2.23%
Agree LP, 4.800%, Due 10/1/2032	5,000	4,942
American Homes 4 Rent LP,
4.950%, Due 6/15/2030	10,000	10,063
2.375%, Due 7/15/2031	10,000	8,685
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	13,232
GLP Capital LP/GLP Financing II, Inc., 3.250%, Due 1/15/2032	15,000	13,270
Healthcare Realty Holdings LP, 3.625%, Due 1/15/2028	25,000	24,277
Invitation Homes Operating Partnership LP,
2.000%, Due 8/15/2031	10,000	8,484
4.150%, Due 4/15/2032	10,000	9,492
Iron Mountain, Inc., 4.875%, Due 9/15/2029A	17,000	16,625
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,541
Regency Centers LP, 3.700%, Due 6/15/2030	20,000	19,286
Rexford Industrial Realty LP,
2.125%, Due 12/1/2030	15,000	13,025
2.150%, Due 9/1/2031	10,000	8,559
RHP Hotel Properties LP/RHP Finance Corp., 6.500%, Due 6/15/2033A	6,000	6,145
Starwood Property Trust, Inc., 7.250%, Due 4/1/2029A	15,000	15,718
UDR, Inc., 1.900%, Due 3/15/2033	15,000	12,009

		188,353

Total Financial		1,140,339

Industrial - 1.39%

Aerospace/Defense - 0.18%
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	15,000	15,437

Building Materials - 0.17%
JH North America Holdings, Inc., 5.875%, Due 1/31/2031A	13,000	13,047
New Enterprise Stone & Lime Co., Inc., 9.750%, Due 7/15/2028A	1,000	1,003

		14,050

Environmental Control - 0.25%
GFL Environmental, Inc., 6.750%, Due 1/15/2031A	20,000	20,762

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.75% (continued)

Industrial - 1.39% (continued)

Machinery - Diversified - 0.18%
AGCO Corp., 5.800%, Due 3/21/2034	$15,000	$15,304

Packaging & Containers - 0.07%
Crown Americas LLC, 5.875%, Due 6/1/2033A	6,000	6,012

Transportation - 0.23%
Burlington Northern Santa Fe LLC, 4.900%, Due 4/1/2044	10,000	9,289
JB Hunt Transport Services, Inc., 4.900%, Due 3/15/2030	10,000	10,136

		19,425

Trucking & Leasing - 0.31%
FTAI Aviation Investors LLC, 7.875%, Due 12/1/2030A	25,000	26,509

Total Industrial		117,499

Technology - 1.36%

Computers - 0.70%
Accenture Capital, Inc., 4.500%, Due 10/4/2034	15,000	14,530
Apple, Inc., 4.750%, Due 5/12/2035	25,000	25,165
CACI International, Inc., 6.375%, Due 6/15/2033A	4,000	4,090
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	15,000	15,484

		59,269

Semiconductors - 0.20%
Broadcom, Inc., 5.200%, Due 7/15/2035	15,000	15,081
Qorvo, Inc., 3.375%, Due 4/1/2031A	2,000	1,794

		16,875

Software - 0.46%
CoreWeave, Inc.,
9.250%, Due 6/1/2030A	6,000	6,034
9.000%, Due 2/1/2031A	2,000	1,990
Oracle Corp., 3.950%, Due 3/25/2051	15,000	10,899
Paychex, Inc., 5.100%, Due 4/15/2030	10,000	10,213
Take-Two Interactive Software, Inc., 4.000%, Due 4/14/2032	10,000	9,463

		38,599

Total Technology		114,743

Utilities - 3.66%

Electric - 3.66%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	10,033
Cleco Securitization I LLC, 4.646%, Due 9/1/2042, A-2	10,000	9,430
Dominion Energy, Inc., 5.375%, Due 11/15/2032	10,000	10,249
DTE Electric Co., 5.200%, Due 4/1/2033	10,000	10,268
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	9,213
Duke Energy Ohio, Inc., 2.125%, Due 6/1/2030	15,000	13,478
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2044, A	4,825	4,848
Eversource Energy, 5.850%, Due 4/15/2031	20,000	20,939
Lightning Power LLC, 7.250%, Due 8/15/2032A	9,000	9,410
National Rural Utilities Cooperative Finance Corp., 4.950%, Due 2/7/2030	10,000	10,190
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,303
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	24,246
PECO Energy Co., 4.375%, Due 8/15/2052	15,000	12,345
PG&E Recovery Funding LLC,
5.231%, Due 6/1/2042, A-2	10,000	9,825
5.536%, Due 7/15/2047, A-3	10,000	9,827

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.75% (continued)

Utilities - 3.66% (continued)

Electric - 3.66% (continued)
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/1/2039, A-3	$5,000	$4,608
4.451%, Due 12/1/2047, A-4	25,000	21,782
4.674%, Due 12/1/2051, A-5	25,000	21,721
PPL Capital Funding, Inc., 5.250%, Due 9/1/2034	15,000	15,133
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	15,000	15,202
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	10,217
SCE Recovery Funding LLC,
2.943%, Due 11/15/2042, A-2	5,000	3,994
5.112%, Due 12/15/2047, A-2	5,000	4,716
Talen Energy Supply LLC, 8.625%, Due 6/1/2030A	20,000	21,253
Union Electric Co., 5.250%, Due 4/15/2035	10,000	10,145
XPLR Infrastructure Operating Partners LP, 8.625%, Due 3/15/2033A	5,000	5,296

		308,671

Total Utilities		308,671

Total Corporate Obligations (Cost $2,416,490)		2,427,806

FOREIGN CORPORATE OBLIGATIONS - 3.12%

Basic Materials - 0.32%

Mining - 0.32%
Fortescue Treasury Pty. Ltd., 5.875%, Due 4/15/2030A	15,000	15,196
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	11,000	11,485

		26,681

Total Basic Materials		26,681

Consumer, Non-Cyclical - 0.05%

Commercial Services - 0.05%
Ashtead Capital, Inc., 5.800%, Due 4/15/2034A	4,000	4,109

Energy - 0.53%

Oil & Gas - 0.18%
TotalEnergies Capital SA, 5.488%, Due 4/5/2054	10,000	9,586
Vermilion Energy, Inc., 7.250%, Due 2/15/2033A	6,000	5,673

		15,259

Pipelines - 0.35%
Enbridge, Inc., 5.950%, Due 4/5/2054	15,000	14,867
South Bow USA Infrastructure Holdings LLC, 5.026%, Due 10/1/2029A	15,000	14,986

		29,853

Total Energy		45,112

Financial - 1.99%

Banks - 0.66%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,714
Bank of Nova Scotia, 4.740%, Due 11/10/2032, (1 day USD SOFR + 1.440%)B	10,000	9,966
Barclays PLC, 8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	15,898
Canadian Imperial Bank of Commerce, 4.857%, Due 3/30/2029, (1 day USD SOFR + 1.030%)B	10,000	10,078
Royal Bank of Canada, 4.650%, Due 10/18/2030, (1 day USD SOFR Index + 1.080%)B	10,000	10,000

		55,656

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 3.12% (continued)

Financial - 1.99% (continued)

Diversified Financial Services - 0.90%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	$41,000	$43,377
Macquarie Airfinance Holdings Ltd., 6.500%, Due 3/26/2031A	24,000	25,408
Phoenix Aviation Capital Ltd., 9.250%, Due 7/15/2030A	7,000	7,335

		76,120

Insurance - 0.19%
Jones Deslauriers Insurance Management, Inc., 10.500%, Due 12/15/2030A	15,000	15,940

Private Equity - 0.24%
Brookfield Finance, Inc.,
6.350%, Due 1/5/2034	10,000	10,767
5.813%, Due 3/3/2055	10,000	9,872

		20,639

Total Financial		168,355

Industrial - 0.23%

Transportation - 0.23%
Seaspan Corp., 5.500%, Due 8/1/2029A	20,000	19,046

Total Foreign Corporate Obligations (Cost $256,702)		263,303

ASSET-BACKED OBLIGATIONS - 9.84%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019-A AA	38,794	37,575
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	8,806	8,292
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021-N3 D	2,437	2,358
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003-1 M2	59,258	58,937
Citicorp Residential Mortgage Trust, 6.546%, Due 3/25/2037, 2007-1 A5	2,025	2,014
CLI Funding VI LLC, 2.070%, Due 10/18/2045, 2020-3A AA	9,500	8,816
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022-1A AA	7,115	6,479
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997-1 M1D	10,230	10,284
CPS Auto Receivables Trust, 5.650%, Due 5/15/2028, 2024-A BA	15,000	15,030
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021-1A A2IIA	9,650	8,916
Dell Equipment Finance Trust, 4.990%, Due 8/22/2030, 2024-2 CA	20,000	20,059
Enterprise Fleet Financing LLC, 4.500%, Due 4/20/2028, 2025-3 A2A	25,000	25,023
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021-4A D	13,578	13,435
FHF Issuer Trust,
4.940%, Due 11/15/2030, 2024-3A A2A	16,865	16,877
4.920%, Due 2/15/2031, 2025-1A A2A	10,000	10,008
Finance of America Structured Securities Trust,
6.500%, Due 4/25/2073, 2023-S2 A3A	65,659	66,315
3.500%, Due 7/25/2075, 2025-S2 A3A E F	50,000	48,002
GSAMP Trust, 4.421%, Due 7/25/2033, 2003-SEA2 A1	36,083	35,410
Hyundai Auto Receivables Trust,
1.660%, Due 6/15/2028, 2021-C C	15,000	14,726
4.920%, Due 7/15/2032, 2025-B C	25,000	25,210
Hyundai Auto Receivables Trust,
Mercedes-Benz Auto Lease Trust, 4.610%, Due 4/16/2029, 2025-A A3	10,000	10,064
MetroNet Infrastructure Issuer LLC, 5.400%, Due 8/20/2055, 2025-2A A2A	25,000	24,998
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005-1 B	13,944	14,000
5.787%, Due 10/15/2040, 2006-1 AA	25,602	25,617
8.311%, Due 10/15/2040, 2006-1 BA	11,908	12,210
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	12,400	12,347
MMAF Equipment Finance LLC, 4.950%, Due 7/14/2031, 2024-A A3A	10,000	10,098
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016-AA A2AA	4,565	4,548

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 9.84% (continued)
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018-DA A2AA	$5,579	$5,512
5.506%, Due 12/15/2059, 2019-D A2B, (1 mo. USD Term SOFR + 1.164%)A B	6,967	6,935
5.510%, Due 10/15/2071, 2023-A AA	6,983	7,109
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019-BA A2AA	9,539	9,318
Nissan Auto Lease Trust, 4.750%, Due 3/15/2028, 2025-A A3	15,000	15,098
RCKT Mortgage Trust, 6.147%, Due 6/25/2044, 2024-CES4 A1AA	39,230	39,490
Retained Vantage Data Centers Issuer LLC, 4.992%, Due 9/15/2049, 2024-1A A2A	25,000	24,557
Santander Drive Auto Receivables Trust,
1.670%, Due 10/15/2027, 2021-4 D	8,596	8,515
4.870%, Due 5/15/2031, 2025-2 B	25,000	25,134
4.680%, Due 9/15/2031, 2025-3 C	25,000	24,933
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021-1A BA	4,382	4,316
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017-B A2AA	2,206	2,182
1.290%, Due 7/15/2053, 2020-B A1AA	6,183	5,812
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021-A AFXA	9,762	8,635
Synchrony Card Issuance Trust, 4.780%, Due 2/15/2031, 2025-A1 A	30,000	30,306
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIA	19,650	17,819
Triton Container Finance VIII LLC, 1.860%, Due 3/20/2046, 2021-1A AA	9,475	8,636
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021-1A A2A	20,000	19,260
Wendy’s Funding LLC, 3.884%, Due 3/15/2048, 2018-1A A2IIA	4,624	4,496
Westlake Automobile Receivables Trust, 4.920%, Due 11/15/2029, 2024-3A CA	15,000	15,011

Total Asset-Backed Obligations (Cost $824,897)		830,722

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.98%
Bear Stearns ARM Trust, 4.914%, Due 2/25/2035, 2004-12 2A1D	6,801	6,681
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5	20,457	20,311
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021-RM2 AA D	37,279	35,835
4.500%, Due 5/25/2064, 2024-RM8 A1A	40,217	39,208
5.000%, Due 1/25/2065, 2025-RM10 A1A	48,449	47,610
Chase Mortgage Finance Corp.,
3.739%, Due 12/25/2045, 2016-SH2 M2A D	11,899	10,969
3.739%, Due 12/25/2045, 2016-SH2 M3A D	24,183	22,198
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	14,084	13,974
Finance of America Structured Securities Trust,
3.000%, Due 6/25/2052, 2022-S3 A2A D	46,064	46,198
3.500%, Due 11/25/2074, 2024-S4 A3A	48,869	46,592
6.000%, Due 5/25/2075, 2025-PC1 M1A	75,000	73,997
Government National Mortgage Association REMICS, 5.198%, Due 6/20/2045, 2023-32 WD	17,417	17,646
GreenPoint Mortgage Pass-Through Certificates, 7.170%, Due 10/25/2033, 2003-1 A1D	21,827	21,241
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021-INV2 A2A D	31,331	25,239
2.500%, Due 7/25/2052, 2022-1 A3A D	43,258	34,831
5.666%, Due 5/25/2055, 2025-CES1 A1A D	30,404	30,475
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A D	24,616	23,706
5.517%, Due 1/25/2048, 2018-4A B1, (1 mo. USD Term SOFR + 1.164%)A B	58,459	58,443
5.426%, Due 11/25/2054, 2014-3A B3A D	16,703	16,539
4.000%, Due 3/25/2057, 2017-2A A3A D	30,993	29,868
4.250%, Due 9/25/2059, 2019-6A B2A D	69,320	66,954
NRM FHT1 Excess Owner LLC, 6.545%, Due 3/25/2032, 2025-FHT1 AA	46,396	46,280
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	29,010	28,778
RCKT Mortgage Trust, 6.902%, Due 6/25/2043, 2023-CES1 M1A D	151,000	151,718
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	10,892	10,454
Towd Point Mortgage Trust, 4.552%, Due 10/25/2064, 2024-5 A1BA D	44,304	43,638
WaMu Mortgage Pass-Through Certificates Trust, 5.697%, Due 8/25/2033, 2003-AR7 A7D	43,026	42,782

Total Collateralized Mortgage Obligations (Cost $1,026,222)		1,012,165

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.79%
Bank, 3.265%, Due 9/15/2060, 2017-BNK7 ASB	$17,950	$17,715
BBCMS Mortgage Trust,
5.576%, Due 7/15/2056, 2023-C20 A5	15,000	15,495
6.000%, Due 9/15/2056, 2023-C21 A5D	15,000	15,913
5.403%, Due 9/15/2057, 2024-C28 A5	15,000	15,366
5.532%, Due 11/15/2057, 2024-C30 A5	10,000	10,333
5.930%, Due 2/15/2062, 2025-C32 AS	15,000	15,507
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	24,432
1.978%, Due 12/17/2053, 2020-B21 A5	10,000	8,696
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	8,603
BX Trust,
3.202%, Due 12/9/2041, 2019-OC11 AA	15,000	13,974
3.856%, Due 12/9/2041, 2019-OC11 CA	10,000	9,371
COMM Mortgage Trust, 2.950%, Due 8/15/2057, 2019-GC44 A5	10,000	9,331
DC Office Trust, 3.072%, Due 9/15/2045, 2019-MTC DA D	10,000	8,500
Extended Stay America Trust, 6.156%, Due 7/15/2038, 2021-ESH C, (1 mo. USD Term SOFR + 1.814%)AB	12,866	12,882
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
1.566%, Due 9/25/2030, K119 A2	10,000	8,746
3.710%, Due 9/25/2032, K-150 A2D	15,000	14,251
2.481%, Due 7/25/2034, K-1514 A1	12,904	11,718
1.238%, Due 1/25/2035, K-1516 A1	49,791	41,711
Federal National Mortgage Association-ACES,
3.543%, Due 9/25/2028, 2019-M1 A2D	22,290	21,817
3.610%, Due 2/25/2031, 2019-M4 A2	13,950	13,409
1.714%, Due 7/25/2031, 2021-M17 A2D	10,000	8,603
4.400%, Due 7/25/2033, 2023-M5 A2D	15,000	14,671
FREMF Mortgage Trust, 3.996%, Due 12/25/2050, 2018-K72 BA D	20,000	19,593
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018-SB45 A10FD	7,769	7,554
5.134%, Due 7/25/2038, 2018-SB55 A5H, (30 day USD SOFR Average + 0.814%)B	6,732	6,708
JPMBB Commercial Mortgage Securities Trust, 3.822%, Due 7/15/2048, 2015-C30 A5	1,718	1,713
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016-C31 A4	13,486	13,254
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA D	9,900	9,635
4.120%, Due 3/25/2049, 2019-1 M3A D	17,482	15,590
6.650%, Due 6/25/2054, 2024-3 AA D	80,165	81,854
5.670%, Due 4/25/2055, 2025-2 AA D	96,800	96,653

Total Commercial Mortgage-Backed Obligations (Cost $584,677)		573,598

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.04%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	24,030	21,684
3.500%, Due 9/1/2046	30,222	27,874
3.000%, Due 5/1/2047	44,043	39,048
3.500%, Due 9/1/2048	83,966	77,323
3.000%, Due 11/1/2049	23,214	20,389

		186,318

Federal National Mortgage Association,
4.500%, Due 7/1/2031	11,959	11,950
2.500%, Due 4/1/2037	28,694	26,432
2.500%, Due 12/1/2037	30,444	28,029
2.000%, Due 11/1/2040	43,681	37,535
2.500%, Due 2/1/2042	32,768	29,077
2.000%, Due 3/1/2042	22,837	19,430
2.500%, Due 4/1/2042	38,418	33,436

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.04% (continued)
Federal National Mortgage Association, (continued)
3.000%, Due 6/1/2042	$39,680	$35,578
4.000%, Due 2/1/2043	23,261	22,285
5.000%, Due 6/1/2043	22,531	22,498
6.000%, Due 10/1/2043	40,647	41,513
4.000%, Due 12/1/2043	11,496	10,972
4.000%, Due 3/1/2046	21,543	20,638
2.500%, Due 12/1/2046	27,924	23,606
3.000%, Due 12/1/2046	24,358	21,466
3.000%, Due 1/1/2048	34,477	30,442
3.000%, Due 2/1/2048	18,779	16,622
3.000%, Due 8/1/2048	39,776	34,932

		466,441

Government National Mortgage Association, 3.500%, Due 4/20/2046	28,823	26,553

Total U.S. Agency Mortgage-Backed Obligations (Cost $707,263)		679,312

U.S. TREASURY OBLIGATIONS - 26.50%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	228,000	150,222
3.875%, Due 2/15/2043	89,000	78,838
2.500%, Due 2/15/2045	167,000	116,202
4.750%, Due 2/15/2045	88,000	86,529
3.375%, Due 11/15/2048	534,000	417,459
4.500%, Due 11/15/2054	84,000	78,842
4.625%, Due 2/15/2055	48,000	46,012

		974,104

U.S. Treasury Inflation-Indexed Notes, 1.625%, Due 4/15/2030G	50,491	50,857

U.S. Treasury Notes,
1.500%, Due 1/31/2027	28,000	26,971
1.000%, Due 7/31/2028	52,000	47,785
3.500%, Due 4/30/2030	30,000	29,409
4.125%, Due 3/31/2031	226,000	227,068
2.875%, Due 5/15/2032	135,000	125,007
4.500%, Due 11/15/2033	122,000	124,159
4.250%, Due 11/15/2034	284,000	282,225
4.625%, Due 2/15/2035	201,000	205,334
4.250%, Due 5/15/2035	146,000	144,722

		1,212,680

Total U.S. Treasury Obligations (Cost $2,345,089)		2,237,641

MUNICIPAL OBLIGATIONS - 4.51%
Bay Area Toll Authority,
6.918%, Due 4/1/2040, Series S1	5,000	5,567
6.263%, Due 4/1/2049, Series F-2	10,000	10,418
Board of Regents of the University of Texas System, 3.354%, Due 8/15/2047, Series A	5,000	3,682
Chicago Transit Authority Sales Tax Receipts Fund, 6.200%, Due 12/1/2040, Series B	15,000	15,468
City of Los Angeles Department of Airports, 6.582%, Due 5/15/2039, Series C	5,000	5,357
City of New York,
5.968%, Due 3/1/2036, Series G-1	5,000	5,208
5.985%, Due 12/1/2036, Series D1	5,000	5,188
5.846%, Due 6/1/2040, Series H-1	5,000	5,104
6.291%, Due 2/1/2045, Series H	15,000	15,666
County of Miami-Dade Water & Sewer System Revenue, 3.490%, Due 10/1/2042, Series C	5,000	4,047
Dallas Fort Worth International Airport, 3.089%, Due 11/1/2040, Series C	5,000	4,018
Los Angeles Community College District, 6.600%, Due 8/1/2042	5,000	5,310

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value

MUNICIPAL OBLIGATIONS - 4.51% (continued)
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	$15,000	$17,551
Los Angeles Department of Water & Power, 6.574%, Due 7/1/2045	30,000	31,318
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.475%, Due 8/1/2039, Series A	25,000	23,751
Metropolitan Water Reclamation District of Greater Chicago, 5.720%, Due 12/1/2038	10,000	10,271
New York City Municipal Water Finance Authority,
5.952%, Due 6/15/2042	20,000	20,595
5.882%, Due 6/15/2044, Series CC	5,000	5,053
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	5,060
Oklahoma Development Finance Authority, 4.135%, Due 12/1/2033, Series A-1	7,787	7,669
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,626
Port Authority of New York & New Jersey,
4.823%, Due 6/1/2045	5,000	4,474
5.310%, Due 8/1/2046, Series 182	10,000	9,763
South Carolina Student Loan Corp., 5.652%, Due 10/27/2036	11,013	10,944
State Board of Administration Finance Corp., 5.526%, Due 7/1/2034, Series A	10,000	10,246
State of California,
5.125%, Due 3/1/2038	15,000	14,981
4.988%, Due 4/1/2039, Series A	10,000	9,515
7.550%, Due 4/1/2039	15,000	17,932
7.300%, Due 10/1/2039	10,000	11,479
7.350%, Due 11/1/2039	10,000	11,527
7.600%, Due 11/1/2040	5,000	6,003
5.875%, Due 10/1/2041	5,000	5,141
5.200%, Due 3/1/2043	10,000	9,605
State of Oregon, 5.832%, Due 5/1/2045, Series B	10,000	10,254
State of Texas, 5.517%, Due 4/1/2039	5,000	5,104
Texas Natural Gas Securitization Finance Corp., 5.169%, Due 4/1/2041	5,000	5,065
Texas Water Development Board, 4.993%, Due 10/15/2054, Series B	5,000	4,581
University of California, 4.858%, Due 5/15/2112, Series AD	5,000	4,138
University of Virginia, 6.200%, Due 9/1/2039	15,000	16,241

Total Municipal Obligations (Cost $385,234)		380,920

TOTAL INVESTMENTS - 99.53% (Cost $8,546,574)		8,405,467
OTHER ASSETS, NET OF LIABILITIES - 0.47%		39,272

TOTAL NET ASSETS - 100.00%		$8,444,739

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,660,358 or 31.50% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2025.

C Perpetual maturity. The date shown, if any, is the next call date.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $48,002 or 0.57% of net assets.

F Value was determined using significant unobservable inputs.

G Inflation-Indexed Note.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2025 (Unaudited)

CMT - Constant Maturity Treasury.

IP - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty. Ltd. – Proprietary Limited.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2025, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$2,427,806	$-	$2,427,806
Foreign Corporate Obligations	-	263,303	-	263,303
Asset-Backed Obligations	-	782,720	48,002	830,722
Collateralized Mortgage Obligations	-	1,012,165	-	1,012,165
Commercial Mortgage-Backed Obligations	-	573,598	-	573,598
U.S. Agency Mortgage-Backed Obligations	-	679,312	-	679,312
U.S. Treasury Obligations	-	2,237,641	-	2,237,641
Municipal Obligations	-	380,920	-	380,920

Total Investments in Securities - Assets	$-	$8,357,465	$48,002	$8,405,467

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2025	Unrealized Appreciation (Depreciation) at Period End*
Asset-Backed Obligations	$-	$48,002	$-	$1	$-	$(1)	$-	$-	$48,002	$(1)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

For the period ended July 31, 2025, one asset-backed obligation was fair valued at $48,002 by the Fair Value Committee, and has been classified as Level 3 due to the lack of pricing.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2025 (Unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$829,733,223	$8,405,467
Investments in affiliated securities, at fair value‡	81,159,533	-
Foreign currency, at fair value (Note 1)^*	7,218,083	-
Cash	3,453,356	-
Dividends and interest receivable	21,438,854	124,249
Receivable for investments sold	9,462,757	95,231
Receivable for fund shares sold	10,437,419	2,460
Receivable for tax reclaims	35,773	-
Receivable for expense reimbursement (Note 2)	-	21,858
Unrealized appreciation from forward foreign currency contracts	656,761	-
Prepaid expenses	138,404	20,907

Total assets	963,734,163	8,670,172

Liabilities:
Payable for investments purchased	21,193,478	108,553
Payable for fund shares redeemed	445,203	-
Cash collateral held at broker for the benefit of the custodian	300,000	-
Cash due to custodian	-	17,356
Dividends payable	-	15,773
Management and sub-advisory fees payable (Note 2)	682,793	4,024
Service fees payable (Note 2)	44,650	1,107
Transfer agent fees payable (Note 2)	66,279	937
Custody and fund accounting fees payable	180,577	25,389
Professional fees payable	57,001	43,631
Payable for prospectus and shareholder reports	32,701	7,693
Unrealized depreciation from forward foreign currency contracts	28,182	-
Other liabilities	9,611	970

Total liabilities	23,040,475	225,433

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$940,693,688	$8,444,739

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2025 (Unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Analysis of net assets:
Paid-in-capital	$1,022,882,314	$9,282,680
Total distributable earnings (deficits)A	(82,188,626)	(837,941)

Net assets	$940,693,688	$8,444,739

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	12,067,299	N/A

Y Class	98,437,492	20,866

Investor Class	14,926,044	N/A

A Class	1,418,583	13,266

C Class	1,655,612	146,264

R6 Class	N/A	803,380

Net assets:
R5 Class	$88,362,658	N/A

Y Class	$720,854,798	$179,185

Investor Class	$109,070,753	N/A

A Class	$10,380,135	$113,823

C Class	$12,025,344	$1,255,569

R6 Class	N/A	$6,896,162

Net asset value, offering and redemption price per share:
R5 Class	$7.32	N/A

Y Class	$7.32	$8.59

Investor Class	$7.31	N/A

A Class	$7.32	$8.58

A Class (offering price)	$7.69	$8.91

C Class	$7.26	$8.58

R6 Class	N/A	$8.58

† Cost of investments in unaffiliated securities	$832,727,376	$8,546,574
‡ Cost of investments in affiliated securities	$81,159,533	$-
^ Cost of foreign currency	$7,362,171	$-

*	As of July 31, 2025, foreign currency denominated in Ukrainian Hryvnia has a value of $ 268,947.
A	The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended July 31, 2025 (Unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Investment income:
Dividend income from affiliated securities (Note 2)	$1,344,577	$-
Interest income (net of foreign taxes)†	46,613,259	199,366
Other income	1,311	-

Total investment income	47,959,147	199,366

Expenses:
Management fees (Note 2)	3,268,740	22,285
Transfer agent fees (Note 2):
R5 Class	28,778	-
Y Class	283,621	33
Investor Class	2,089	-
A Class	234	6
C Class	261	5
R6 Class	-	132
Custody and fund accounting fees	287,033	39,504
Professional fees	70,832	34,067
Registration fees and expenses	64,968	32,382
Service fees (Note 2):
Investor Class	146,117	-
A Class	4,562	8
C Class	4,963	167
Distribution fees (Note 2):
A Class	10,291	138
C Class	53,182	6,081
Prospectus and shareholder report expenses	36,936	8,129
Trustee fees (Note 2)	28,729	302
Line of credit interest expense (Note 9)	3,276	34
Other expenses	36,121	4,303

Total expenses	4,330,733	147,576

Net fees waived and expenses (reimbursed) (Note 2)	-	(123,068)

Net expenses	4,330,733	24,508

Net investment income	43,628,414	174,858

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡A	(5,724,494)	13,061
Foreign currency transactions	(1,728,522)	-
Forward foreign currency contracts	(2,304,637)	-
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	21,240,867	86,980
Foreign currency transactions	1,302,561	-
Forward foreign currency contracts	107,626	-

Net gain from investments	12,893,401	100,041

Net increase in net assets resulting from operations.	$56,521,815	$274,899

† Foreign taxes	$1,025,499	$-
‡ Foreign capital gains tax	$65,792	$-

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Developing World Income Fund		NIS Core Plus Bond Fund
	Six Months Ended July 31, 2025	Year Ended January 31, 2025	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$43,628,414	$74,438,134	$174,858	$279,010
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(9,757,653)	(3,547,326)	13,061	752
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	22,651,054	22,644,946	86,980	(67,587)

Net increase in net assets resulting from operations	56,521,815	93,535,754	274,899	212,175

Distributions to shareholders:
Total retained earnings:
R5 Class	(4,215,111)	(7,652,431)	-	-
Y Class	(31,972,830)	(55,791,178)	(4,233)	(5,982)
Investor Class	(4,455,185)	(5,970,934)	-	-
A Class	(411,703)	(473,318)	(2,238)	(4,955)
C Class	(520,219)	(1,035,325)	(20,024)	(9,046)
R6 Class	-	-	(144,688)	(265,017)

Net distributions to shareholders	(41,575,048)	(70,923,186)	(171,183)	(285,000)

Capital share transactions (Note 10):
Proceeds from sales of shares	344,191,016	394,255,623	819,725	1,784,030
Reinvestment of dividends and distributions	40,658,820	69,552,226	77,686	97,758
Cost of shares redeemed	(197,310,407)	(236,699,482)	(252,449)	(249,896)

Net increase in net assets from capital share transactions	187,539,429	227,108,367	644,962	1,631,892

Net increase in net assets	202,486,196	249,720,935	748,678	1,559,067

Net assets:
Beginning of period	738,207,492	488,486,557	7,696,061	6,136,994

End of period	$940,693,688	$738,207,492	$8,444,739	$7,696,061

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of July 31, 2025, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds’ as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as brokerdealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds.

Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of a fund’s local currency denominated assets and liabilities to U.S. dollars. On February 24, 2022, monetary policies were enacted by the National Bank of Ukraine (the NBU”), limiting its local currency’s repatriation to ensure the steady functioning of the country’s financial system during the martial law legal regime. These policies significantly impact the ability of the Fund to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with abrdn Investments Limited and Global Evolution USA, LLC for the American Beacon Developing World Income Fund and with National Investment Services of America, LLC for the American Beacon NIS Core Plus Bond Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedules:

abrdn Investments Limited

All Assets	0.50%

Global Evolution USA, LLC

All Assets	0.50%

National Investment Services of America, LLC

First $1.5 billion	0.20%
Over $1.5 billion	0.18%

The Management and Sub-Advisory Fees paid by the Funds for the period ended July 31, 2025 were as follows:

Developing World Income

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,379,086
Sub-Advisory Fees	0.50%	1,889,654

Total	0.85%	$3,268,740

NIS Core Plus Bond

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$14,181
Sub-Advisory Fees	0.20%	8,104

Total	0.55%	$22,285

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the period ended July 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Developing World Income	$299,908
NIS Core Plus Bond	24

As of July 31, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Developing World Income	$59,147
NIS Core Plus Bond	4

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a July 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	July 31, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	July 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	Developing World Income	$81,159,533	$-	$-	$1,344,577	$81,159,533

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2025, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Developing World Income	$32,399

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2025, the Developing World Income Fund participated as a lender and loaned $8,760,860 for 2 days at an average interest rate of 5.14% with interest charges earned of $2,467. This amount is included in “Interest income” on the Statement of Operations. During the period ended July 31, 2025, the NIS Core Plus Bond Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through May 31, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended July 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	2/1/2025 - 5/31/2025	6/1/2025 - 7/31/2025	Reimbursed Expenses	(Recouped) Expenses
NIS Core Plus Bond	Y	0.53%	0.53%	$2,939	$-	2028-2029
NIS Core Plus Bond	A	0.78%	0.78%	1,647	-	2028-2029
NIS Core Plus Bond	C	1.53%	1.53%	18,099	-	2028-2029
NIS Core Plus Bond	R6	0.43%	0.43%	100,383	-	2028-2029

Of the above amounts, $21,858 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at July 31, 2025 for NIS Core Plus Bond Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Funds did not record a liability for potential contingent reimbursements

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due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
NIS Core Plus Bond	$-	$79,614	$95,351	2025-2026
NIS Core Plus Bond	-	182,123	-	2026-2027
NIS Core Plus Bond	-	259,239	-	2027-2028

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended July 31, 2025, RID collected $24,309 for Developing World Income Fund from the sale of A Class Shares. There were no sales charges collected for A Class Shares of NIS Core Plus Bond Fund.

Effective July 1, 2024, a CDSC of 1.00% will be deducted with respect to A Class Shares of the Developing World Income Fund and NIS Core Plus Bond Fund on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be based on the market value of the redeemed shares at the time of redemption or the original purchase price, whatever is lower. During the year ended June 30, 2025, there were no CDSC fees collected for the A Class Shares of Developing World Income Fund or NIS Core Plus Bond Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended July 31, 2025, CDSC fees of $480 were collected for the C Class Shares of Developing World Income Fund. There were no CDSC fees collected for the C Class Shares of NIS Core Plus Bond Fund.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of July 31, 2025, one shareholder has been identified as representing an affiliated significant ownership of approximately 48% for the NIS Core Plus Bond Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the

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Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-

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capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

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Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

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Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds permitted to invest in ABS, subject to the Funds’ rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property. CMBS are generally multi-class or passthrough securities backed by a mortgage loan or a pool of

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mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. CMBS may be structured with multiple tranches, with subordinate tranches incurring greater risk of loss in exchange for a greater yield. The commercial mortgage loans that underlie CMBS often are structured so that a substantial portion of the loan principal, rather than being amortized over the loan term, is instead payable at maturity (as a “balloon payment”). Repayment of a significant portion of loan principal thus often depends upon the future availability of real estate financing (to refinance the loan) and/or upon the value and sale ability of the real estate at the relevant time. If borrowers are not able or willing to refinance or dispose of the encumbered property to pay the principal and interest owed on such mortgage loans, payments on the related CMBS (particularly subordinated classes of CMBS) will likely be adversely affected. The ultimate extent of the loss, if any, may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure of the mortgage encumbering the property and subsequent liquidation of the property, which can be costly and delayed by litigation and/or bankruptcy. The NIS Core Plus Bond Fund is permitted to invest in CMBS, subject to the Fund’s rating and quality requirements.

Collateralized Mortgage Obligations (“CMO”)

CMOs and interests in real estate mortgage investment conduits are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage passthrough securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corp (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A Real Estate Mortgage Investment Conduit (“REMIC”), is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

The NIS Core Plus Bond Fund is permitted to invest in CMOs, subject to the Fund’s rating and quality requirements.

Credit-Linked Notes

The Developing World Income Fund may invest a significant portion of its assets in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership

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restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. The cost of servicing foreign debt will generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The Fund’s foreign debt securities may be held outside of the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the Investment Company Act. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers and the risks similar to those of foreign securities , such as the fact that foreign markets can be extremely volatile, foreign debt securities may be less liquid than securities of U.S. issuers, and transaction fees, custodial costs, currency conversion costs and other fees are generally higher for foreign debt securities. In addition, developing markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”),

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bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

The prices of such securities may be more volatile than those of domestic securities. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. The economies of many of the countries in which the Fund may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self sufficiency, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Developing Market Investments

The Developing World Income Fund may invest a significant portion of its assets in debt securities associated with a particular geographic region or country, including developing markets. Developing countries include all countries in the world except the countries that are classified by MSCI Inc. as “developed markets.” Developing countries typically have lower incomes, less integrated financial markets, smaller economies, and less mature political systems compared to developed countries. Developing countries are commonly located in Africa, the Asia-Pacific region, Central or Eastern Europe, the Middle East, Central America or the Caribbean, and South America. Frontier market countries have smaller, newer and/or less developed economies; less developed, less liquid and/or lower-capitalization capital markets; and less developed political and legal systems than those of other developing markets. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe and the former Soviet Union, the Middle East, Central and South America, and Africa.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might

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thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended July 31, 2025 are disclosed in the Notes to the Schedules of Investments.

Inflation-Indexed Securities

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, and revenue obligations. The NIS Core Plus Bond Fund may invest in municipal securities the interest on which is excludable from gross income for federal income tax purposes (“tax-exempt”), as well as municipal securities the interest on which is taxable. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their

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defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Fund. General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government. Municipal lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest thereon may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation. Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations. Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies. The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Real Estate Related Investments

A Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, REITs, and common, preferred and convertible securities of issuers in real estate-related industries. Adverse economic, business or political developments affecting real estate could have a major effect on the value of a Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Funds

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investment in real estate securities. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of a Fund’s portfolio. A Fund will indirectly bear a proportionate share of a REIT’s ongoing operating fees and expense. In addition, a REIT is subject to the possibility of failing to (a) qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code and (b) maintain exemption eligibility from Investment Company Act registration requirements.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Developing World Income Fund can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

U.S. Agency Obligations - Federal National Mortgage Association (“FNMA”)

FNMA Guaranteed Mortgage Pass-Through Certificates or Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

U. S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is

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adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

The Developing World Income Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

During the period ended July 31, 2025, the Developing World Income Fund entered into forward foreign currency contracts primarily to foreign currencies or return enhancement and hedging foreign currency fluctuations.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended July 31, 2025
Fund	Purchased Contracts	Sold Contracts
Developing World Income	$6,964,243	$49,828,939

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The following is a summary of the fair valuations of the American Beacon Developing World Income Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	-	$656,761	$-	$-	$-	$656,761

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	(28,182)	-	-	-	(28,182)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(2,304,637)	$-	$-	$-	$(2,304,637)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$107,626	$-	$-	$-	$107,626

(1) See Note 3 in the Notes to Financial Statements for additional information.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2025.

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Developing World Income

Offsetting of Financial and Derivatives Assets as of July 31, 2025:
	Assets	Liabilities
Forward Foreign Currency Contracts	$656,761	$28,182

Total derivative assets and liabilities in the Statement of Assets and Liabilities	656,761	28,182

Total derivative assets and liabilities subject to an MNA	$656,761	$28,182

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2025:

	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount
HSBC Bank PLC	$447,009	$–	$–	$(300,000)	$147,009
JPMorgan Chase Bank NA	27,513	(27,513)	–	–	–
State Street Bank & Trust Co.	182,239	–	–	–	182,239

Total	$656,761	$(27,513)	$–	$(300,000)	$329,248

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount
JPMorgan Chase Bank NA	28,182	(27,513)	–	–	669

(1)	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. A Collateralized Mortgage Obligation (“CMO”) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by government agencies, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks generally associated with mortgage-backed securities. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement

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payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non U.S. currencies.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial

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losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil.

A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found.

Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available.

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A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Developing Markets Risk

When investing in developing markets, the risks of investing in foreign securities are heightened. Developing markets generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political and economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; the imposition of economic sanctions or other government restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for developing market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities settlement procedures; greater sensitivity to interest rate changes; currency exchange rate volatility and currency inflation or deflation; and significant limitations on investor rights and recourse. The economies and political environments of developing market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. The governments of developing market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available or less reliable information about issuers in developing markets than would be available about issuers in developed markets, which can impede a sub-advisor’s ability to accurately evaluate foreign securities. Such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Developing markets may possess less developed regulatory or legal structures governing private and foreign investment, and also may be more vulnerable to market manipulation, corruption and fraud. These matters have the potential to impact a Fund’s investment objectives and performance.

The risks of investing in developing market countries are magnified in developing market countries, which generally have smaller economies and less developed capital markets and legal, regulatory and political systems than other developing market countries. The magnification of risks is generally the result of: (1) the potential for extreme price volatility and illiquidity in developing markets; (2) government ownership or control of parts of the private sector or other protectionist measures, including managed adjustments in relative currency values, trade barriers, and exchange controls; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement, and the relatively new and unsettled securities laws in many developing countries. Investments that a Fund holds may be exposed to these risks, which could have a negative impact on their value.

Environmental, Social, and/or Governance Investing Risk

The Developing World Income Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment

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performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in developing markets, the risks of investing in foreign securities are heightened.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates. To the extent the Funds hold an investment with a negative interest rate to maturity, the Funds would generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds.

Leverage Risk

A Fund’s use of futures, forward foreign currency contracts, swaps and other derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

The Developing World Income Fund is subject to the risk of market timing activities due to the nature of its investments, which requires the Fund in certain instances to fair value certain of its investments. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund price its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

Municipal Securities Risk

The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market.

Other Investment Companies Risk

To the extent that the Funds invest in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If the Funds invest in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Funds’ ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities.

This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U. S. government to obtain new financing.

U. S. Treasury Obligations Risk

The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”) LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

As of July 31, 2025, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Developing World Income	$916,998,387	$36,266,835	$(40,403,964)	$(4,137,129)
NIS Core Plus Bond Income	8,561,826	85,144	(241,503)	(156,359)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at January 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of July 31, 2025, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Developing World Income	$14,952,503	$50,075,644
NIS Core Plus Bond	262,977	434,035

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Developing World Income	$298,615,151	$—	$109,598,018	$—
NIS Core Plus Bond	2,282,303	1,868,870	1,100,588	1,938,834

A summary of the Funds’ transactions in the USG Select Fund for the period ended July 31, 2025 were as follows:

Fund	Type of Transaction	January 31, 2025 Shares/Fair Value	Purchases	Sales	July 31, 2025 Shares/Fair Value
Developing World Income	Direct	$67,784,117	$461,822,764	$448,447,348	$81,159,533

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2025, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarizes the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,280,158	$16,184,501	5,109,273	$36,158,346
Reinvestment of dividends	594,586	4,204,459	1,007,070	7,081,859
Shares redeemed	(1,674,298)	(11,745,043)	(2,798,732)	(19,818,956)

Net increase in shares outstanding	1,200,446	$8,643,917	3,317,611	$23,421,249

	Y Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	35,460,996	$252,827,876	38,008,537	$269,811,177
Reinvestment of dividends	4,421,057	31,270,482	7,856,715	55,261,838
Shares redeemed	(20,198,205)	(141,933,180)	(23,296,002)	(164,474,131)

Net increase in shares outstanding	19,683,848	$142,165,178	22,569,250	$160,598,884

	Investor Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	9,495,675	$67,466,998	11,300,591	$80,191,464
Reinvestment of dividends	602,831	4,257,486	816,115	5,732,003
Shares redeemed	(5,727,757)	(40,420,215)	(6,635,879)	(47,112,885)

Net increase in shares outstanding	4,370,749	$31,304,269	5,480,827	$38,810,582

	A Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	800,814	$5,697,516	767,835	$5,457,145
Reinvestment of dividends	57,681	407,922	63,880	449,187
Shares redeemed	(316,799)	(2,215,293)	(414,111)	(2,945,408)

Net increase in shares outstanding	541,696	$3,890,145	417,604	$2,960,924

American Beacon FundsSM

Notes to Financial Statements

July 31, 2025 (Unaudited)

	C Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	284,995	$2,014,125	375,482	$2,637,491
Reinvestment of dividends	73,849	518,471	147,015	1,027,339
Shares redeemed	(141,684)	(996,676)	(335,162)	(2,348,102)

Net increase in shares outstanding	217,160	$1,535,920	187,335	$1,316,728

	Y Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	710	$6,104	32,371	$271,768
Reinvestment of dividends	274	2,349	238	2,024
Shares redeemed	(3,083)	(26,386)	(19,644)	(165,481)

Net increase (decrease) in shares outstanding	(2,099)	$(17,933)	12,965	$108,311

	A Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	4,756	$40,324
Reinvestment of dividends	63	546	174	1,491
Shares redeemed	-	-	(4,802)	(42,546)

Net increase (decrease) in shares outstanding	63	$546	128	$(731)

	C Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1	$5	133,657	$1,142,640
Reinvestment of dividends	1,928	16,552	728	6,158
Shares redeemed	-	-	(4,747)	(40,257)

Net increase in shares outstanding	1,929	$16,557	129,638	$1,108,541

	R6 Class
	Six Months Ended July 31, 2025 (unaudited)		Year Ended January 31, 2025
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	95,161	$813,616	38,709	$329,298
Reinvestment of dividends	6,788	58,239	10,341	88,085
Shares redeemed	(26,382)	(226,063)	(190)	(1,612)

Net increase in shares outstanding	75,567	$645,792	48,860	$415,771

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended July 31,		Year Ended January 31,
	2025		2025		2024		2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$7.20		$6.93		$6.92		$8.16	$8.34	$8.83

Income (loss) from investment operations:
Net investment income	0.39	B	0.89	B	0.68		0.61	0.68	0.57
Net gains (losses) on investments (both realized and unrealized)	0.11		0.24		0.00	C	(1.24)	(0.20)	(0.45)

Total income (loss) from investment operations	0.50		1.13		0.68		(0.63)	0.48	0.12

Less distributions:
Dividends from net investment income	(0.38)		(0.86)		(0.67)		(0.44)	(0.66)	(0.27)
Tax return of capitalD	-		-		-		(0.17)	-	(0.34)

Total distributions	(0.38)		(0.86)		(0.67)		(0.61)	(0.66)	(0.61)

Redemption fees added to beneficial interestsC	-		-		-		-	-	-

Net asset value, end of period	$7.32		$7.20		$6.93		$6.92	$8.16	$8.34

Total returnE	7.22	%F	17.33%		10.52%		(7.50)%	5.80%	1.90%

Ratios and supplemental data:
Net assets, end of period	$88,362,658		$78,290,359		$52,304,497		$46,282,796	$47,897,191	$67,157,974

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.04	%G	1.09%		1.09%		1.12%	1.06%	1.09%
Expenses, net of reimbursements and/or recoupments	1.04	%G	1.09%		1.09%		1.12%	1.06%	1.09%
Net investment income, before expense reimbursements and/or recoupments	11.09	%G	12.49%		10.14%		8.81%	7.79%	7.09%
Net investment income, net of reimbursements and/or recoupments	11.09	%G	12.49%		10.14%		8.81%	7.79%	7.09%
Portfolio turnover rate	16	%F	42%		26%		42%	39%	54%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D	Tax return of capital is calculated based on shares outstanding at the time of distribution.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,
	2025		2025		2024		2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$7.21		$6.93		$6.92		$8.16	$8.35	$8.84

Income (loss) from investment operations:
Net investment income	0.39	A	0.89	A	0.67		0.61	0.65	0.58
Net gains (losses) on investments (both realized and unrealized)	0.10		0.25		(0.00	)B	(1.25)	(0.19)	(0.46)

Total income (loss) from investment operations	0.49		1.14		0.67		(0.64)	0.46	0.12

Less distributions:
Dividends from net investment income	(0.38)		(0.86)		(0.66)		(0.43)	(0.65)	(0.27)
Tax return of capitalC	-		-		-		(0.17)	-	(0.34)

Total distributions	(0.38)		(0.86)		(0.66)		(0.60)	(0.65)	(0.61)

Redemption fees added to beneficial interestsB	-		-		-		-	-	-

Net asset value, end of period	$7.32		$7.21		$6.93		$6.92	$8.16	$8.35

Total returnD	7.06	%E	17.44%		10.46%		(7.55)%	5.61%	1.85%

Ratios and supplemental data:
Net assets, end of period	$720,854,798		$567,422,035		$389,293,148		$305,728,868	$397,300,935	$310,325,331

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%F	1.12%		1.15%		1.17%	1.13%	1.14%
Expenses, net of reimbursements and/or recoupments	1.06	%F	1.12%		1.15%		1.17%	1.13%	1.14%
Net investment income, before expense reimbursements and/or recoupments	11.11	%F	12.44%		10.13%		8.74%	7.86%	7.13%
Net investment income, net of reimbursements and/or recoupments	11.11	%F	12.44%		10.13%		8.74%	7.86%	7.13%
Portfolio turnover rate	16	%E	42%		26%		42%	39%	54%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,
	2025		2025		2024		2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$7.19		$6.92		$6.91		$8.15	$8.33	$8.82

Income (loss) from investment operations:
Net investment income	0.38	A	0.88	A	0.65		0.60	0.62	0.57
Net gains (losses) on investments (both realized and unrealized)	0.11		0.23		(0.00	)B	(1.25)	(0.17)	(0.47)

Total income (loss) from investment operations	0.49		1.11		0.65		(0.65)	0.45	0.10

Less distributions:
Dividends from net investment income	(0.37)		(0.84)		(0.64)		(0.43)	(0.63)	(0.27)
Tax return of capitalC	-		-		-		(0.16)	-	(0.32)

Total distributions	(0.37)		(0.84)		(0.64)		(0.59)	(0.63)	(0.59)

Redemption fees added to beneficial interestsB	-		-		-		-	-	-

Net asset value, end of period	$7.31		$7.19		$6.92		$6.91	$8.15	$8.33

Total returnD	7.09	%E	17.02%		10.19%		(7.81)%	5.47%	1.56%

Ratios and supplemental data:
Net assets, end of period	$109,070,753		$75,898,242		$35,099,499		$35,767,335	$51,845,178	$49,433,819

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.30	%F	1.38%		1.41%		1.44%	1.38%	1.42%
Expenses, net of reimbursements and/or recoupments	1.30	%F	1.38%		1.41%		1.44%	1.38%	1.42%
Net investment income, before expense reimbursements and/or recoupments	10.95	%F	12.34%		9.77%		8.38%	7.50%	6.77%
Net investment income, net of reimbursements and/or recoupments	10.95	%F	12.34%		9.77%		8.38%	7.50%	6.77%
Portfolio turnover rate	16	%E	42%		26%		42%	39%	54%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,
	2025		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$7.20		$6.92		$6.92	$8.15	$8.34	$8.83

Income (loss) from investment operations:
Net investment income	0.38	A	0.87	A	0.63	0.66	0.61	0.54
Net gains (losses) on investments (both realized and unrealized)	0.11		0.25		0.01	(1.30)	(0.17)	(0.45)

Total income (loss) from investment operations	0.49		1.12		0.64	(0.64)	0.44	0.09

Less distributions:
Dividends from net investment income	(0.37)		(0.84)		(0.64)	(0.43)	(0.63)	(0.25)
Tax return of capitalC	-		-		-	(0.16)	-	(0.33)

Total distributions	(0.37)		(0.84)		(0.64)	(0.59)	(0.63)	(0.58)

Redemption fees added to beneficial interestsB	-		-		-	-	-	-

Net asset value, end of period	$7.32		$7.20		$6.92	$6.92	$8.15	$8.34

Total returnD	7.07	%E	17.15%		9.98%	(7.67)%	5.32%	1.50%

Ratios and supplemental data:
Net assets, end of period	$10,380,135		$6,312,947		$3,179,862	$2,574,241	$5,855,674	$4,657,416

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.33	%F	1.39%		1.44%	1.41%	1.36%	1.55%
Expenses, net of reimbursements and/or recoupments	1.33	%F	1.39%		1.44%	1.41%	1.36%	1.55%
Net investment income, before expense reimbursements and/or recoupments	10.97	%F	12.17%		9.79%	8.28%	7.62%	6.65%
Net investment income, net of reimbursements and/or recoupments	10.97	%F	12.17%		9.79%	8.28%	7.62%	6.65%
Portfolio turnover rate	16	%E	42%		26%	42%	39%	54%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,
	2025		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$7.15		$6.88		$6.88	$8.11	$8.30	$8.79

Income (loss) from investment operations:
Net investment income	0.35	A	0.80	A	0.60	0.54	0.56	0.49
Net gains (losses) on investments (both realized and unrealized)	0.10		0.26		(0.01)	(1.24)	(0.18)	(0.45)

Total income (loss) from investment operations	0.45		1.06		0.59	(0.70)	0.38	0.04

Less distributions:
Dividends from net investment income	(0.34)		(0.79)		(0.59)	(0.38)	(0.57)	(0.24)
Tax return of capitalB	-		-		-	(0.15)	-	(0.29)

Total distributions	(0.34)		(0.79)		(0.59)	(0.53)	(0.57)	(0.53)

Redemption fees added to beneficial interestsC	-		-		-	-	-	-

Net asset value, end of period	$7.26		$7.15		$6.88	$6.88	$8.11	$8.30

Total returnD	6.59	%E	16.25%		9.26%	(8.41)%	4.58%	0.83%

Ratios and supplemental data:
Net assets, end of period	$12,025,344		$10,283,909		$8,609,551	$7,880,681	$9,775,702	$10,651,100

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.06	%F	2.12%		2.17%	2.18%	2.12%	2.14%
Expenses, net of reimbursements and/or recoupments	2.06	%F	2.12%		2.17%	2.18%	2.12%	2.14%
Net investment income, before expense reimbursements and/or recoupments	10.04	%F	11.37%		9.07%	7.69%	6.75%	6.09%
Net investment income, net of reimbursements and/or recoupments	10.04	%F	11.37%		9.07%	7.69%	6.75%	6.09%
Portfolio turnover rate	16	%E	42%		26%	42%	39%	54%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,						September 10, 2020A to January 31,
	2025		2025		2024	2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$8.48		$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.18	B	0.36	B	0.32	0.25	0.18		0.06
Net gains (losses) on investments (both realized and unrealized)	0.11		(0.06)		(0.05)	(1.06)	(0.32)		0.05

Total income (loss) from investment operations	0.29		0.30		0.27	(0.81)	(0.14)		0.11

Less distributions:
Dividends from net investment income	(0.18)		(0.38)		(0.33)	(0.26)	(0.21)		(0.06)
Distributions from net realized gains	-		-		-	-	-		(0.01)

Total distributions	(0.18)		(0.38)		(0.33)	(0.26)	(0.21)		(0.07)

Net asset value, end of period	$8.59		$8.48		$8.56	$8.62	$9.69		$10.04

Total returnC	3.44	%D	3.52%		3.29%	(8.31)%	(1.43)%		1.12	%D

Ratios and supplemental data:
Net assets, end of period	$179,185		$194,660		$85,621	$86,168	$96,859		$100,422

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.51	%E	4.45%		3.19%	3.42%	6.02	%F	15.81	%E F
Expenses, net of reimbursements and/or recoupments	0.53	%E	0.53%		0.53%	0.53%	0.53%		0.53	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.40	%E	0.30%		1.17%	(0.08)%	(3.68	)%F	(13.85	)%E F
Net investment income, net of reimbursements and/or recoupments	4.38	%E	4.22%		3.83%	2.81%	1.81%		1.43	%E
Portfolio turnover rate	37	%D	72%		132%	114%	127%		103	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,						September 10, 2020A to January 31,
	2025		2025		2024	2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$8.47		$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.17	B	0.34	B	0.30	0.24	0.15		0.05
Net gains (losses) on investments (both realized and unrealized)	0.11		(0.08)		(0.05)	(1.07)	(0.32)		0.05

Total income (loss) from investment operations	0.28		0.26		0.25	(0.83)	(0.17)		0.10

Less distributions:
Dividends from net investment income	(0.17)		(0.35)		(0.31)	(0.24)	(0.18)		(0.05)
Distributions from net realized gains	—		—		—	—	—		(0.01)

Total distributions	(0.17)		(0.35)		(0.31)	(0.24)	(0.18)		(0.06)

Net asset value, end of period	$8.58		$8.47		$8.56	$8.62	$9.69		$10.04

Total returnC	3.31	%D	3.05%		3.04%	(8.54)%	(1.68)%		1.02	%D

Ratios and supplemental data:
Net assets, end of period	$113,823		$111,813		$111,937	$111,692	$96,859		$100,424

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.76	%E	4.66%		3.45%	3.69%	6.29	%F	16.22	%E F
Expenses, net of reimbursements and/or recoupments	0.78	%E	0.78%		0.78%	0.78%	0.78%		0.78	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.15	%E	0.09%		0.91%	(0.32)%	(3.95	)%F	(14.26	)%E F
Net investment income, net of reimbursements and/or recoupments	4.13	%E	3.97%		3.58%	2.59%	1.56%		1.18	%E
Portfolio turnover rate	37	%D	72%		132%	114%	127%		103	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,						September 10, 2020A to January 31,
	2025		2025		2024	2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$8.47		$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.14	B	0.28	B	0.24	0.18	0.08		0.02
Net gains (losses) on investments (both realized and unrealized)	0.11		(0.09)		(0.05)	(1.07)	(0.32)		0.05

Total income (loss) from investment operations	0.25		0.19		0.19	(0.89)	(0.24)		0.07

Less distributions:
Dividends from net investment income	(0.14)		(0.28)		(0.25)	(0.18)	(0.11)		(0.02)
Distributions from net realized gains	-		-		-	-	-		(0.01)

Total distributions	(0.14)		(0.28)		(0.25)	(0.18)	(0.11)		(0.03)

Net asset value, end of period	$8.58		$8.47		$8.56	$8.62	$9.69		$10.04

Total returnC	2.94	%D	2.28%		2.27%	(9.22)%	(2.41)%		0.72	%D

Ratios and supplemental data:
Net assets, end of period	$1,255,569		$1,222,995		$125,830	$125,459	$96,860		$100,424

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.51	%E	5.57%		4.20%	4.46%	7.05	%F	16.93	%E F
Expenses, net of reimbursements and/or recoupments	1.53	%E	1.53%		1.53%	1.53%	1.53%		1.53	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.40	%E	(0.79)%		0.16%	(1.10)%	(4.71	)%F	(14.97	)%E F
Net investment income, net of reimbursements and/or recoupments	3.38	%E	3.25%		2.83%	1.83%	0.81%		0.43	%E
Portfolio turnover rate	37	%D	72%		132%	114%	127%		103	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended July 31,		Year Ended January 31,						September 10, 2020A to January 31,
	2025		2025		2024	2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$8.47		$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.19	B	0.37	B	0.33	0.26	0.19		0.06
Net gains (losses) on investments (both realized and unrealized)	0.10		(0.08)		(0.05)	(1.06)	(0.32)		0.06

Total income (loss) from investment operations	0.29		0.29		0.28	(0.80)	(0.13)		0.12

Less distributions:
Dividends from net investment income	(0.18)		(0.38)		(0.34)	(0.27)	(0.22)		(0.07)
Distributions from net realized gains	-		-		-	-	-		(0.01)

Total distributions	(0.18)		(0.38)		(0.34)	(0.27)	(0.22)		(0.08)

Net asset value, end of period	$8.58		$8.47		$8.56	$8.62	$9.69		$10.04

Total returnC	3.49	%D	3.41%		3.40%	(8.22)%	(1.33)%		1.16	%D

Ratios and supplemental data:
Net assets, end of period	$6,896,162		$6,166,593		$5,813,606	$6,154,067	$5,646,506		$5,319,574

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.48	%E	4.40%		3.18%	3.43%	5.10	%F	10.98	%E F
Expenses, net of reimbursements and/or recoupments	0.43	%E	0.43%		0.43%	0.43%	0.43%		0.43	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.44	%E	0.35%		1.18%	(0.07)%	(2.76	)%F	(9.01	)%E F
Net investment income, net of reimbursements and/or recoupments	4.49	%E	4.32%		3.93%	2.93%	1.91%		1.54	%E
Portfolio turnover rate	37	%D	72%		132%	114%	127%		103	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
americanbeaconfunds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 07/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreements for the American Beacon Developing World Income Fund

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (the “Management Agreement”) on behalf of the American Beacon Developing World Income Fund (“Fund”); and (2) the Investment Advisory Agreements among the Manager, each of Global Evolution USA, LLC (“Global Evolution”) and abrdn Investments Limited (“Aberdeen”) and the Trust (the “Investment Advisory Agreements”), on behalf of the Fund. Global Evolution and Aberdeen are hereinafter each referred to as a “sub-advisor,” and collectively as the “sub-advisors.” The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or a sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and each sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in

2

Renewal and Approval of Management Agreement and Investment Advisory Agreements for the American Beacon Developing World Income Fund

rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisors or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisors from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreements, the Board considered, among other factors: the Fund’s investment performance; the representations made by each sub-advisor regarding each sub-advisor’s level of staffing; the financial stability of each sub-advisor; and each sub-advisor’s compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universe selected by Broadridge may not provide appropriate comparisons for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by each sub-advisor regarding the performance of its portion of the Fund relative to the performance of other comparable investment accounts managed by each sub-advisor, and in the case of Aberdeen, a composite of comparable investment accounts managed by Aberdeen and the Fund’s benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain each sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board

3

Renewal and Approval of Management Agreement and Investment Advisory Agreements for the American Beacon Developing World Income Fund

also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisors that the Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisors with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered Global Evolution’s representations that Global Evolution’s fee schedule does not reflect any current or anticipated economies of scale. In addition, the Board considered Aberdeen’s representation that it expects shareholders of the Fund to continue to experience indirect benefits from economies of scale efficiencies.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisors’ responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisors as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisors by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge. The performance of each sub-advisor was calculated by the Manager based on information provided by the Fund’s custodian.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

4

Renewal and Approval of Management Agreement and Investment Advisory Agreements for the American Beacon Developing World Income Fund

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar. The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Management Agreement for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	5	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	1	st Quintile

In considering the renewal of the Investment Advisory Agreements with Global Evolution and Aberdeen, the Board considered that the diversification of investment strategies facilitated by the Fund’s multi-manager structure permits the Fund to mitigate the risks associated with a single sub-advisor and provides additional capacity. The Board also considered the following additional factors:

Sub-advisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2024)

Global Evolution	5 Years	1	st Quintile
Aberdeen	5 Years	1	st Quintile

The Board also considered: (1) the Manager’s representation that the Fund employs a limited-capacity strategy as the sub-advisors primarily invest in sovereign and quasi-sovereign issuers located in developing countries, including many commonly referred to as “frontier market” countries, which are among the least developed countries; (2) the Manager’s explanation that the Fund’s expense profile is attributable to the higher expenses associated with investments in developing market countries than those of emerging market countries; whereas the funds in the Fund’s Broadridge Expense Group, Expense Universe and Morningstar category typically invest primarily in emerging market countries more generally; (3) the Manager’s discussion of the challenges associated with identifying a suitable peer group for evaluating the Fund’s expenses and performance, as few (if any) comparable strategies exist within the funds in the Fund’s Broadridge Expense Group, Expense Universe or Performance Universe, or its Morningstar category; (4) that the Fund’s trailing five-year performance, net of expenses, ranked in the 1st quintile of its Broadridge Performance Universe and Morningstar Category; and (5) the Manager’s recommendation to continue to retain each sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisors under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisors’ continued management of the Fund.

5

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon NIS Core Plus Bond Fund

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (the “Management Agreement”) on behalf of the American Beacon NIS Core Plus Bond Fund (“Fund”); and (2) the Investment Advisory Agreement among the Manager, National Investment Services of America, LLC (the “sub-advisor”) and the Trust (the “Investment Advisory Agreements”), on behalf of the Fund. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager and the sub-advisor, an affiliate of the Manager, in rendering services to the Fund; (4) comparisons of services and fee

6

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon NIS Core Plus Bond Fund

rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance since its inception on September 10, 2020; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding the sub-advisor’s level of staffing and; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s sub-advisory fee rate

7

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon NIS Core Plus Bond Fund

schedule generally was favorable compared to other comparable client accounts. The Board considered the extent to which the sub-advisor, which is an affiliate of the Manager, earned a profit with respect to the services it provided to the Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager and the profitability levels of the sub-advisor were reasonable in light of the services performed by the sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s fee rate is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated a breakpoint for the sub-advisory fee rate. The Board also considered that the current assets of the Fund did not exceed the threshold necessary to reach the sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor may benefit from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s Y Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Fund’s Y Class shares relative to the Fund’s Broadridge Expense Universe, Broadridge Expense Group and Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A

8

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon NIS Core Plus Bond Fund

Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar. The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (three-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered: (1) that the sub-advisor is an affiliate of the Manager; (2) information provided by the sub-advisor indicating that it had incurred a profit with respect to the services that it provides to the Fund; (3) that while the Fund’s Morningstar Fee Level Ranking and Broadridge Expense Universe ranking were in the 4th quintile, the Fund’s Broadridge Expense Group ranking was in the 3rd quintile; (4) the Fund’s trailing three-year performance, net of expenses, was in the 1st quintile of its Broadridge Performance Universe and the 2nd quintile of its Morningstar Category; and (5) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

9

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm
Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: October 3, 2025

By	/s/ Sonia L. Bates
Sonia L. Bates
Principal Financial Officer
American Beacon Funds
Date: October 3, 2025